RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about financial instruments [line items]
Disclosure of credit risk exposure

Assets	December 31, 2023		December 31, 2022
Cash and cash equivalents (*)	Ps.	14,788,750	Ps.	13,234,832
Trading investments in debt securities		7,113,380		3,760,887
Investments in debt securities mandatorily at FVTPL		1,889		1,378
Investments in debt securities at FVOCI		23,326,776		22,461,805
Investments in debt securities at amortized cost		9,996,561		9,771,492
Derivatives instruments		2,077,567		2,041,405
Hedging derivatives		48,662		20,854
Loans
Commercial		107,047,817		104,775,099
Consumer		59,999,611		59,419,444
Mortgage		18,486,206		17,883,355
Microcredit		277,529		267,720
Interbank and overnight funds		392,607		5,967,743
Other accounts receivable FVTPL		3,830,916		3,507,231
Other accounts receivable at amortized cost		22,171,973		20,255,758
Total financial assets with credit risk	Ps.	269,560,244	Ps.	263,369,003
Financial instruments with credit risk outside of the statement of financial position at its nominal value
Financial guarantees and letters of credit		3,052,607		4,679,653
Credit commitments		26,745,937		26,328,516
Total exposure to credit risk outside of the statement of financial position(**)	Ps.	29,798,544	Ps.	31,008,169
Total maximum exposure to credit risk	Ps.	299,358,788	Ps.	294,377,172

(*)   Not including funds in the entity’s custody (cash, tellers, vaults), because there is no credit risk regarding Grupo Aval entities. See Note 4.1.3 h)

(**) See details in note 4.1.9.

Disclosure of financial assets

December 31, 2023

					Total loan
Portfolio segment	Loan Portfolio		Loss allowance		Portfolio, net
Commercial	Ps.	107,440,424	Ps.	5,294,622	Ps.	102,145,802
Interbank and overnight funds		392,607		22		392,585
Client portfolio		107,047,817		5,294,600		101,753,217
Consumer		59,999,611		4,307,446		55,692,165
Residential mortgage		18,486,206		379,987		18,106,219
Microcredit		277,529		53,660		223,869
Total portfolio	Ps.	186,203,770	Ps.	10,035,715	Ps.	176,168,055

December 31, 2022

					Total loan
Portfolio segment	Loan Portfolio		Loss allowance		Portfolio, net
Commercial	Ps.	110,742,842	Ps.	5,494,190	Ps.	105,248,652
Interbank and overnight funds		5,967,743		1,444		5,966,299
Client portfolio		104,775,099		5,492,746		99,282,353
Consumer		59,419,444		3,311,912		56,107,532
Residential mortgage		17,883,355		352,441		17,530,914
Microcredit		267,720		38,971		228,749
Total portfolio	Ps.	188,313,361	Ps.	9,197,514	Ps.	179,115,847

Disclosure of each credit risk category

Category	PD*	Risk	Description
1	0%- 7.5%	Normal	Appropriately serviced. The debtor’s financial statements or their projected cash flows, as well as all other credit information available to us, reflect adequate paying capacity

2	7.5% - 15%	Acceptable above normal

Adequately serviced and protected, but there are weaknesses which may potentially affect, on a temporary or permanent basis, the debtor’s paying capacity or their projected cash flows to the extent that, if not timely corrected, would affect the collection of the credits as contracted

3	15% - 22.5%

4	22.5% - 30%	Appreciable	Have debtors with insufficient paying capacity or relate to projects with insufficient cash flow, which may compromise the normal collection of the obligations
5	30% - 45%

6	45% - 60%	Significant	Have the same deficiencies as loans in category 4-5, but to a larger extent; consequently, the probability of collection is highly doubtful
7	60% - 90%

8	> 90%	Non-recoverability	Deemed uncollectible.

(*)    Probability of default – “PD” is the probability that the counterpart defaults in their payment obligations of capital and/or interest.

Disclosure of credit quality of financial assets

Total Portfolio

	December 31, 2023
	Total Exposure
PD Range	Stage 1		Stage 2		Stage 3		Total
0%- 7.5%	Ps.	155,352,194	Ps.	2,123,462	Ps.	1,662	Ps.	157,477,318
7.5% - 15%		8,001,193		1,491,965		18		9,493,176
15% - 22.5%		635,366		454,652		13		1,090,031
22.5% - 30%		372,476		657,258		17		1,029,751
30% - 45%		122,410		2,115,980		48		2,238,438
45% - 60%		10,436		594,121		382		604,939
60% - 90%		30,479		1,640,781		3,085		1,674,345
> 90%		7		35,828		12,559,937		12,595,772
TOTAL	Ps.	164,524,561	Ps.	9,114,047	Ps.	12,565,162	Ps.	186,203,770

	December 31, 2022
	Total Exposure
PD Range	Stage 1		Stage 2		Stage 3		Total
0%- 7.5%	Ps.	157,604,135	Ps.	1,939,187	Ps.	1,204	Ps.	159,544,526
7.5% - 15%		6,335,608		2,344,810		4		8,680,422
15% - 22.5%		714,742		613,626		16		1,328,384
22.5% - 30%		82,591		804,305		26		886,922
30% - 45%		105,034		3,643,179		80		3,748,293
45% - 60%		59,209		843,511		43		902,763
60% - 90%		2,306		1,545,507		3,602		1,551,415
> 90%		2,398		40,783		11,627,455		11,670,636
TOTAL	Ps.	164,906,023	Ps.	11,774,908	Ps.	11,632,430	Ps.	188,313,361

Commercial – Client portfolio

	December 31, 2023
	Total Exposure
PD Range	Stage 1		Stage 2		Stage 3		Total
0%- 7.5%	Ps.	89,446,752	Ps.	922,338	Ps.	30	Ps.	90,369,120
7.5% - 15%		4,619,984		672,515		14		5,292,513
15% - 22.5%		149,734		141,027		—		290,761
22.5% - 30%		75,014		296,926		—		371,940
30% - 45%		35,159		1,384,320		—		1,419,479
45% - 60%		—		29,600		44		29,644
60% - 90%		1,652		79,911		249		81,812
> 90%		5		3,897		9,188,646		9,192,548
TOTAL	Ps.	94,328,300	Ps.	3,530,534	Ps.	9,188,983	Ps.	107,047,817

	December 31, 2022
	Total Exposure
PD Range	Stage 1		Stage 2		Stage 3		Total
0%- 7.5%	Ps.	86,598,568	Ps.	779,368	Ps.	9	Ps.	87,377,945
7.5% - 15%		3,221,994		1,381,026		—		4,603,020
15% - 22.5%		72,734		156,062		—		228,796
22.5% - 30%		6,479		299,999		6		306,484
30% - 45%		44,889		2,716,387		—		2,761,276
45% - 60%		12,023		263,181		6		275,210
60% - 90%		1,446		70,843		683		72,972
> 90%		101		5,228		9,144,067		9,149,396
TOTAL	Ps.	89,958,234	Ps.	5,672,094	Ps.	9,144,771	Ps.	104,775,099

Consumer

	December 31, 2023
	Total Exposure
PD Range	Stage 1		Stage 2		Stage 3		Total
0%- 7.5%	Ps.	48,882,951	Ps.	959,967	Ps.	1,624	Ps.	49,844,542
7.5% - 15%		3,162,195		630,148		3		3,792,346
15% - 22.5%		407,118		221,512		13		628,643
22.5% - 30%		287,632		303,389		17		591,038
30% - 45%		83,212		511,700		46		594,958
45% - 60%		5,394		403,500		335		409,229
60% - 90%		27,605		1,347,432		2,836		1,377,873
> 90%		2		31,127		2,729,853		2,760,982
TOTAL	Ps.	52,856,109	Ps.	4,408,775	Ps.	2,734,727	Ps.	59,999,611

	December 31, 2022
	Total Exposure
PD Range	Stage 1		Stage 2		Stage 3		Total
0%- 7.5%	Ps.	49,264,495	Ps.	1,077,991	Ps.	1,193	Ps.	50,343,679
7.5% - 15%		2,552,075		475,589		4		3,027,668
15% - 22.5%		551,430		380,837		16		932,283
22.5% - 30%		61,468		311,962		19		373,449
30% - 45%		55,980		870,976		78		927,034
45% - 60%		42,850		463,902		34		506,786
60% - 90%		578		1,312,625		2,915		1,316,118
> 90%		252		35,081		1,957,094		1,992,427
TOTAL	Ps.	52,529,128	Ps.	4,928,963	Ps.	1,961,353	Ps.	59,419,444

Mortgage

	December 31, 2023
	Total Exposure
PD Range	Stage 1		Stage 2		Stage 3		Total
0%- 7.5%	Ps.	16,462,013	Ps.	241,157	Ps.	8	Ps.	16,703,178
7.5% - 15%		192,612		189,280		1		381,893
15% - 22.5%		64,124		92,026		—		156,150
22.5% - 30%		1,654		56,932		—		58,586
30% - 45%		594		219,707		2		220,303
45% - 60%		—		160,222		3		160,225
60% - 90%		—		200,657		—		200,657
> 90%		—		804		604,410		605,214
TOTAL	Ps.	16,720,997	Ps.	1,160,785	Ps.	604,424	Ps.	18,486,206

	December 31, 2022
	Total Exposure
PD Range	Stage 1		Stage 2		Stage 3		Total
0%- 7.5%	Ps.	15,619,231	Ps.	81,828	Ps.	2	Ps.	15,701,061
7.5% - 15%		520,960		488,195		—		1,009,155
15% - 22.5%		83,260		76,727		—		159,987
22.5% - 30%		2,201		192,344		1		194,546
30% - 45%		776		55,449		2		56,227
45% - 60%		—		115,989		3		115,992
60% - 90%		—		148,789		4		148,793
> 90%		—		474		497,120		497,594
TOTAL	Ps.	16,226,428	Ps.	1,159,795	Ps.	497,132	Ps.	17,883,355

Microcredit

	December 31, 2023
	Total Exposure
PD Range	Stage 1		Stage 2		Stage 3		Total
0%- 7.5%	Ps.	167,871	Ps.	—	Ps.	—	Ps.	167,871
7.5% - 15%		26,402		22		—		26,424
15% - 22.5%		14,390		87		—		14,477
22.5% - 30%		8,176		11		—		8,187
30% - 45%		3,445		253		—		3,698
45% - 60%		5,042		799		—		5,841
60% - 90%		1,222		12,781		—		14,003
> 90%		—		—		37,028		37,028
TOTAL	Ps.	226,548	Ps.	13,953	Ps.	37,028	Ps.	277,529

	December 31, 2022
	Total Exposure
PD Range	Stage 1		Stage 2		Stage 3		Total
0%- 7.5%	Ps.	154,099	Ps.	—	Ps.	—	Ps.	154,099
7.5% - 15%		40,579		—		—		40,579
15% - 22.5%		7,318		—		—		7,318
22.5% - 30%		12,443		—		—		12,443
30% - 45%		3,389		367		—		3,756
45% - 60%		4,336		439		—		4,775
60% - 90%		282		13,250		—		13,532
> 90%		2,045		—		29,173		31,218
TOTAL	Ps.	224,491	Ps.	14,056	Ps.	29,173	Ps.	267,720

Interbank and overnight funds

December 31, 2023
Total Exposure
PD Range	Stage 1		Stage 2		Stage 3		Total
0%- 7.5%	Ps.	392,607	Ps.	—	Ps.	—	Ps.	392,607
7.5% - 15%		—		—		—		—
15% - 22.5%		—		—		—		—
22.5% - 30%		—		—		—		—
30% - 45%		—		—		—		—
45% - 60%		—		—		—		—
60% - 90%		—		—		—		—
> 90%		—		—		—		—
TOTAL	Ps.	392,607	Ps.	—	Ps.	—	Ps.	392,607

December 31, 2022
Total Exposure
PD Range	Stage 1		Stage 2		Stage 3		Total
0%- 7.5%	Ps.	5,967,742	Ps.	—	Ps.	—	Ps.	5,967,742
7.5% - 15%		—		—		—		—
15% - 22.5%		—		—		—		—
22.5% - 30%		—		—		—		—
30% - 45%		—		—		—		—
45% - 60%		—		—		—		—
60% - 90%		—		—		—		—
> 90%		—		—		1		1
TOTAL	Ps.	5,967,742	Ps.	—	Ps.	1	Ps.	5,967,743

Loan commitments and financial guarantee contracts

	December 31, 2023
	Total Exposure
PD Range	Stage 1		Stage 2		Stage 3		Total
0%- 7.5%	Ps.	26,560,070	Ps.	74,846	Ps.	205	Ps.	26,635,121
7.5% - 15%		217,078		901,543		14		1,118,635
15% - 22.5%		30,108		1,684,982		17		1,715,107
22.5% - 30%		8,822		4,715		74		13,611
30% - 45%		1,059		145,865		138		147,062
45% - 60%		2		2,821		252		3,075
60% - 90%		9		1,050		426		1,485
> 90%		1		301		164,146		164,448
TOTAL	Ps.	26,817,149	Ps.	2,816,123	Ps.	165,272	Ps.	29,798,544

	December 31, 2022
	Total Exposure
PD Range	Stage 1		Stage 2		Stage 3		Total
0%- 7.5%	Ps.	26,786,851	Ps.	249,902	Ps.	69	Ps.	27,036,822
7.5% - 15%		286,943		1,053,719		10		1,340,672
15% - 22.5%		10,450		1,865,391		98		1,875,939
22.5% - 30%		2,033		232,787		180		235,000
30% - 45%		1,469		303,823		777		306,069
45% - 60%		83		79,811		700		80,594
60% - 90%		532		47,631		728		48,891
> 90%		—		13		84,169		84,182
TOTAL	Ps.	27,088,361	Ps.	3,833,077	Ps.	86,731	Ps.	31,008,169

Disclosure of credit worthiness

	December 31, 2023		December 31, 2022
Investment grade	Ps.	13,537,699	Ps.	12,051,274
Central bank		6,857,510		4,541,687
Financial entities		6,678,693		7,509,587
Others		1,496		—
Speculative grade		1,228,856		1,148,798
Central bank		466		2,058
Financial entities		1,228,390		1,146,740
Without grade or not available		22,195		34,760
Financial entities		22,195		34,760
Cash and cash equivalent with third parties	Ps.	14,788,750	Ps.	13,234,832
Cash held by entity (*)	Ps.	3,809,111	Ps.	3,798,025
Total	Ps.	18,597,861	Ps.	17,032,857

(*)   Cash held by each Grupo Aval’s bank in custody in vaults, ATMs and cash.

Disclosure of other receivables

		December 31, 2023
		Stage 1		Stage 2		Stage 3		Simplified Approach		Total
Other receivables using general approach
Other accounts receivable and contract assets for government and corporate customers	Ps.	14,569,999	Ps.	—	Ps.	1,535	Ps.	—	Ps.	14,571,534
Other accounts receivable related to gas, energy services, contributions, and others		1,143,548		119,607		184,829		—		1,447,984
Other receivables using simplified approach
Other accounts receivable from individual customers		—		—		—		6,152,455		6,152,455
Total other receivables	Ps.	15,713,547	Ps.	119,607	Ps.	186,364	Ps.	6,152,455	Ps.	22,171,973

		December 31, 2022
		Stage 1		Stage 2		Stage 3		Simplified Approach		Total
Other receivables using general approach
Other accounts receivable and contract assets for government and corporate customers	Ps.	13,231,073	Ps.	—	Ps.	—	Ps.	—	Ps.	13,231,073
Other accounts receivable related to gas, energy services, contributions, and others		1,084,093		145,724		181,992		—		1,411,809
Other receivables using simplified approach
Other accounts receivable from individual customers		—		—		—		5,612,876		5,612,876
Total other receivables	Ps.	14,315,166	Ps.	145,724	Ps.	181,992	Ps.	5,612,876	Ps.	20,255,758

Disclosure of exposure to credit risk by segment for accounts receivable

	December 31, 2023
	Stage 1		Stage 2		Stage 3		Total
Segmentation
Contributions	Ps.	88,148	Ps.	—	Ps.	—	Ps.	88,148
Gas		709,422		111,786		102,077		923,285
Energy		84,960		7,821		82,752		175,533
Other accounts receivable		261,018		—		—		261,018
Total segmentation	Ps.	1,143,548	Ps.	119,607	Ps.	184,829	Ps.	1,447,984

	December 31, 2022
	Stage 1		Stage 2		Stage 3		Total
Segmentation
Contributions	Ps.	151,923	Ps.	—	Ps.	—	Ps.	151,923
Gas		692,169		141,218		89,833		923,220
Energy		78,617		4,506		92,159		175,282
Other accounts receivable		161,384		—		—		161,384
Total segmentation	Ps.	1,084,093	Ps.	145,724	Ps.	181,992	Ps.	1,411,809

Disclosure of information about the exposure to credit risk and ECLs for other accounts receivables

	Weighted-	Gross
	average loss	carrying		Loss			Credit-
December 31, 2023	rate	amount		allowance			impaired
0–30 days past due	0.18%	Ps.	4,949,057	Ps.	8,889	Ps.	—
31–60 days past due	0.36%		173,165		621		—
61–90 days past due	1.89%		106,196		2,007		—
More than 90 days past due	19.26%		924,037		177,968		924,037
		Ps.	6,152,455	Ps.	189,485	Ps.	924,037

	Weighted-	Gross
	average loss	carrying		Loss			Credit-
December 31, 2022	rate	amount		allowance			impaired
0–30 days past due	0.03%	Ps.	4,884,653	Ps.	1,269	Ps.	—
31–60 days past due	0.87%		94,105		821		—
61–90 days past due	0.71%		66,299		470		—
More than 90 days past due	30.08%		567,819		170,772		567,819
		Ps.	5,612,876	Ps.	173,332	Ps.	567,819

Disclosure of credit rating in trading derivatives and hedge derivatives

		Total				Central counterparties
		Notional		Fair		Notional		Fair
		amount		value		amount		value
2023
Derivative assets	Ps.	77,206,096	Ps.	2,077,567	Ps.	30,658,137	Ps.	4,272
Derivative liabilities		64,716,179		2,154,361		15,739,527		10,399
2022
Derivative assets	Ps.	72,500,745	Ps.	2,041,405	Ps.	29,203,700	Ps.	12,991
Derivative liabilities		62,639,638		1,757,606		20,116,392		11,213

Hedging derivatives

		Total				Central counterparties
		Notional		Fair		Notional		Fair
		amount		value		amount		value
2023
Derivative assets	Ps.	3,765,455	Ps.	48,662	Ps.	—	Ps.	—
Derivative liabilities		5,109,351		217,566		—		—
2022
Derivative assets	Ps.	829,105	Ps.	20,854	Ps.	—	Ps.	—
Derivative liabilities		533,829		3,568		—		—

Disclosure of mortgage loans and advances by range of lone-to-value (LTV) ratio

	December 31, 2023		December 31, 2022
LTV ratio
Less than 50%	Ps.	7,784,742	Ps.	6,828,495
51 – 70%		6,379,677		6,139,066
71 – 90%		3,281,508		3,595,794
91 – 100%		771,664		1,019,031
More than 100%		268,615		300,969
Total	Ps.	18,486,206	Ps.	17,883,355

Credit-impaired mortgage loans

For credit-impaired loans the value of collateral is based on the most recent appraisals

	December 31, 2023		December 31, 2022
LTV ratio
Less than 50%	Ps.	146,489	Ps.	141,621
51 – 70%		252,655		184,151
More than 70%		205,280		171,360
Total	Ps.	604,424	Ps.	497,132

Disclosure of credit portfolio per type of guarantees received

									Interbank and
December 31, 2023	Commercial		Consumer		Mortgages		Microcredit		overnight funds		Total
Unsecured credits	Ps.	60,462,815	Ps.	54,320,369	Ps.	1,277	Ps.	257,610	Ps.	88,588	Ps.	115,130,659
Loans secured by other banks		202,667		109		—		—		—		202,776
Collateralized credits:
Mortgages		1,388,044		147,499		16,370,941		497		—		17,906,981
Other real estate		11,949,592		226,614		1,603		112		—		12,177,921
Investments in equity instruments		392,474		—		—		—		—		392,474
Deposits in cash or cash equivalents		1,101,686		145,901		—		—		—		1,247,587
Leased machineries and vehicles		8,715,508		14,947		2,066,476		—		—		10,796,931
Fiduciary agreements, standby letters and guarantee funds		9,654,206		21,705		45,909		18,927		—		9,740,747
Pledged income		3,710,759		—		—		—		—		3,710,759
Pledges		3,498,054		5,064,634		—		27		—		8,562,715
Other assets		5,972,012		57,833		—		356		304,019		6,334,220
Total gross loan portfolio	Ps.	107,047,817	Ps.	59,999,611	Ps.	18,486,206	Ps.	277,529	Ps.	392,607	Ps.	186,203,770

									Interbank and
December 31, 2022	Commercial		Consumer		Mortgages		Microcredit		overnight funds		Total
Unsecured credits	Ps.	57,471,266	Ps.	53,550,006	Ps.	2,042	Ps.	224,582	Ps.	1,179,355	Ps.	112,427,251
Loans secured by other banks		322,063		774		—		—		—		322,837
Collateralized credits:
Mortgages		988,888		124,990		15,549,938		651		—		16,664,467
Other real estate		13,026,949		260,832		6,494		215		—		13,294,490
Investments in equity instruments		410,669		—		—		—		—		410,669
Deposits in cash or cash equivalents		1,412,983		167,194		—		—		—		1,580,177
Leased machineries and vehicles		8,148,297		18,072		2,266,986		—		—		10,433,355
Fiduciary agreements, standby letters and guarantee funds		9,822,855		31,166		57,895		41,354		—		9,953,270
Pledged income		3,731,465		—		—		—		—		3,731,465
Pledges		3,657,840		5,190,680		—		52		—		8,848,572
Other assets		5,781,824		75,730		—		866		4,788,388		10,646,808
Total gross loan portfolio	Ps.	104,775,099	Ps.	59,419,444	Ps.	17,883,355	Ps.	267,720	Ps.	5,967,743	Ps.	188,313,361

As of December 31, 2023, and 2022, the following chart sets out the carrying amount and the value of identifiable collateral (mainly commercial property) for commercial loans held by Grupo Aval at a consolidated level:

	December 31, 2023				December 31, 2022
	Carrying Amount		Collateral		Carrying Amount		Collateral
Stages 1 and 2	Ps.	23,484,250	Ps.	15,996,375	Ps.	22,537,899	Ps.	15,742,699
Stage 3		2,952,217		2,429,026		2,574,521		2,479,275
	Ps.	26,436,467	Ps.	18,425,401	Ps.	25,112,420	Ps.	18,221,974

Disclosure of loss allowance on loans assuming each forward-looking scenario

		December 31, 2023					December 31, 2022
	Scenario A		Scenario B		Scenario C		Scenario A		Scenario B		Scenario C
Gross Exposure
Commercial	Ps.	107,047,817	Ps.	107,047,817	Ps.	107,047,817	Ps.	104,775,099	Ps.	104,775,099	Ps.	104,775,099
Consumer		59,999,611		59,999,611		59,999,611		59,419,444		59,419,444		59,419,444
Mortgages		18,486,206		18,486,206		18,486,206		17,883,355		17,883,355		17,883,355
Microcredit		277,529		277,529		277,529		267,720		267,720		267,720
Interbank and overnight founds		392,607		392,607		392,607		5,967,743		5,967,743		5,967,743
Total gross exposure	Ps.	186,203,770	Ps.	186,203,770	Ps.	186,203,770	Ps.	188,313,361	Ps.	188,313,361	Ps.	188,313,361

Loss Allowance for each scenario
Commercial	Ps.	5,272,129	Ps.	5,289,159	Ps.	5,341,865	Ps.	5,390,734	Ps.	5,472,794	Ps.	5,523,548
Consumer		4,246,126		4,273,465		4,336,939		3,248,144		3,338,076		3,370,089
Mortgages		372,739		378,986		384,902		347,828		378,471		352,819
Microcredit		53,754		53,618		53,662		37,614		38,752		40,161
Interbank and overnight founds		127		126		136		10,311		11,275		11,997
Total Loss Allowance	Ps.	9,944,875	Ps.	9,995,354	Ps.	10,117,504	Ps.	9,034,631	Ps.	9,239,368	Ps.	9,298,614
The table below shows the loan portfolio in Stage 2 for each scenario.
Proportion of Assets in Stage 2
Commercial		3.6%		3.6%		3.9%		5.6%		5.9%		5.9%
Consumer		6.9%		7.1%		7.6%		8.0%		8.2%		8.6%
Mortgages		5.6%		5.7%		5.7%		6.3%		6.4%		6.5%
Microcredit		5.0%		5.0%		5.0%		5.2%		5.2%		5.3%
Interbank and overnight founds		—%		—%		—%		—%		—%		—%

Disclosure of each exposure to a credit risk grade

Commercial	Consumer	Mortgage	Microcredit
-Information from the audited financial statements obtained during periodic reviews.	-Information collected internally about the behavior of customers.	-Information collected internally about the behavior of customers.	-Information collected internally about the behavior of customers.
-Data from credit bureaus.	- Data from credit bureaus.	- Data from credit bureaus.	- Data from credit bureaus.
-Information collected internally about the behavior of customers.
-Information of the different sectors.

Disclosure of loss allowance

	December 31, 2023
	Stage 1		Stage 2		Stage 3
			Lifetime		Lifetime
			ECL not		ECL
	12-month		credit-		credit-		Simplified
	ECL		impaired		impaired		approach		Total
Loan portfolio
Loan commercial portfolio	Ps.	612,441	Ps.	218,824	Ps.	4,463,335	Ps.	—	Ps.	5,294,600
Loan consumer portfolio		1,141,997		993,268		2,172,181		—		4,307,446
Loan mortgage portfolio		45,080		66,333		268,574		—		379,987
Loan microcredit portfolio		12,068		6,366		35,226		—		53,660
Loan interbank and overnight founds portfolio		22		—		—		—		22
Total loan portfolio	Ps.	1,811,608	Ps.	1,284,791	Ps.	6,939,316	Ps.	—	Ps.	10,035,715
Investments in debt securities at amortized cost		12,613		4,269		—		—		16,882
Other accounts receivable		25,965		19,188		141,129		199,382		385,664
Total loss allowance financial assets at amortized cost	Ps.	1,850,186	Ps.	1,308,248	Ps.	7,080,445	Ps.	199,382	Ps.	10,438,261

Investments in debt securities at FVOCI	Ps.	12,972	Ps.	—	Ps.	—	Ps.	—	Ps.	12,972
Loan commitments and financial guarantee contracts		61,637		7,682		949		—		70,268
Total loss allowance	Ps.	1,924,795	Ps.	1,315,930	Ps.	7,081,394	Ps.	199,382	Ps.	10,521,501

	December 31, 2022
	Stage 1		Stage 2		Stage 3
			Lifetime		Lifetime
			ECL not		ECL
	12-month		credit-		credit-		Simplified
	ECL		impaired		impaired		approach		Total
Loan portfolio
Loan commercial portfolio	Ps.	598,538	Ps.	515,202	Ps.	4,379,006	Ps.	—	Ps.	5,492,746
Loan consumer portfolio		839,904		853,159		1,618,849		—		3,311,912
Loan mortgage portfolio		48,763		52,639		251,039		—		352,441
Loan microcredit portfolio		6,238		4,922		27,811		—		38,971
Loan interbank and overnight founds portfolio		1,444		—		—		—		1,444
Total loan portfolio	Ps.	1,494,887	Ps.	1,425,922	Ps.	6,276,705	Ps.	—	Ps.	9,197,514
Investments in debt securities at amortized cost		28,563		8,367		—		—		36,930
Other accounts receivable		24,977		20,201		140,123		197,115		382,416
Total loss allowance financial assets at amortized cost	Ps.	1,548,427	Ps.	1,454,490	Ps.	6,416,828	Ps.	197,115	Ps.	9,616,860

Investments in debt securities at FVOCI	Ps.	12,686	Ps.	—	Ps.	—	Ps.	—	Ps.	12,686
Loan commitments and financial guarantee contracts		58,160		6,461		289		—		64,910
Total loss allowance	Ps.	1,619,273	Ps.	1,460,951	Ps.	6,417,117	Ps.	197,115	Ps.	9,694,456

Disclosure of impairment losses per portfolio

The table below presents impairment losses per portfolio:

		As of December 31, 2023		As of December 31, 2022		As of December 31, 2021
Commercial	Ps.	203,061	Ps.	622,783	Ps.	1,468,182
Consumer		4,426,014		2,498,699		2,813,445
Mortgage		65,856		(25,202)		170,176
Microcredit		31,901		5,497		17,524
Interbank and overnight funds		(1,422)		(942)		1,535
Total loan portfolio	Ps.	4,725,410	Ps.	3,100,835	Ps.	4,470,862
Other receivables		76,664		78,641		80,298
Net portfolio provision impact on income statement (1)	Ps.	4,802,074	Ps.	3,179,476	Ps.	4,551,160

(1) Includes net of loss allowance presented as part of “Costs and expenses of sales goods and services” as of December 2023 Ps. (51,035) as of December 2022 Ps. (59,073) and as of December Ps. (51,064).

Disclosure of loans stage 3 individually assessed for ECL the gross amount and loss allowance balances

	December 31, 2023
	Gross Amount Registered		Collateral Guarantees		Allowance Recognized
Without recognized provision
Commercial	Ps.	240,358	Ps.	239,937	Ps.	—
Repos, interbank loans portfolio		—		—		—
Subtotal	Ps.	240,358	Ps.	239,937	Ps.	—

With recognized provision
Commercial	Ps.	7,080,758	Ps.	1,075,446	Ps.	3,196,800
Consumer		3,144		—		1,959
Residential mortgage		12,515		1,970		10,507
Repos, interbank loans portfolio		—		—		—
Subtotal	Ps.	7,096,417	Ps.	1,077,416	Ps.	3,209,266
Totals
Commercial		7,321,116		1,315,383		3,196,800
Consumer		3,144		—		1,959
Residential mortgage		12,515		1,970		10,507
Repos, interbank loans portfolio		—		—		—
Total	Ps.	7,336,775	Ps.	1,317,353	Ps.	3,209,266

	December 31, 2022
	Gross Amount Registered		Collateral Guarantees		Allowance Recognized
Without recognized provision
Commercial	Ps.	143,728	Ps.	138,324	Ps.	—
Repos, interbank loans portfolio		—		—		—
Subtotal	Ps.	143,728	Ps.	138,324	Ps.	—

With recognized provision
Commercial	Ps.	7,444,017	Ps.	1,554,672	Ps.	3,332,063
Consumer		5,913		279		2,337
Residential mortgage		10,983		—		6,170
Repos, interbank loans portfolio		1		—		—
Subtotal	Ps.	7,460,914	Ps.	1,554,951	Ps.	3,340,570
Totals
Commercial		7,587,745		1,692,996		3,332,063
Consumer		5,913		279		2,337
Residential mortgage		10,983		—		6,170
Repos, interbank loans portfolio		1		—		—
Total	Ps.	7,604,642	Ps.	1,693,275	Ps.	3,340,570

Disclosure of credit portfolio distribution by economic sector

Sector	December 31, 2023%			December 31, 2022%
Consumer services	Ps.	84,358,141	45.3%	Ps.	84,466,684	44.8%
Commercial services		40,341,863	21.7%		42,542,019	22.6%
Construction		14,733,390	7.9%		14,438,349	7.7%
Food, beverage and tobacco		7,191,477	3.9%		7,843,322	4.2%
Public services		7,172,123	3.9%		5,672,379	3.0%
Other industrial and manufacturing products		6,410,022	3.4%		7,006,245	3.7%
Transportation and communications		6,283,172	3.4%		6,567,477	3.5%
Chemical production		5,414,605	2.9%		5,422,364	2.9%
Government		5,367,471	2.9%		5,252,429	2.8%
Agricultural		4,192,847	2.3%		4,448,738	2.4%
Trade and tourism		1,622,212	0.8%		1,650,721	0.9%
Mining products and oil		1,500,686	0.8%		1,226,418	0.6%
Other		1,615,761	0.8%		1,776,216	0.9%
Total of each economic sector	Ps.	186,203,770	100.0%	Ps.	188,313,361	100.0%

Disclosure of credit risk at the level in the different geographic areas

December 31, 2023	Commercial		Consumer		Mortgages		Microcredit		Interbank and overnight funds		Total
Colombia	Ps.	90,146,557	Ps.	56,659,813	Ps.	15,363,688	Ps.	277,529	Ps.	320,400	Ps.	162,767,987
Panamá		7,881,116		3,339,663		3,122,518		—		21,512		14,364,809
United States		5,857,040		—		—		—		50,089		5,907,129
Guatemala		218,838		—		—		—		—		218,838
Costa Rica		115,868		—		—		—		606		116,474
Honduras		298,941		—		—		—		—		298,941
El Salvador		6,704		—		—		—		—		6,704
Nicaragua		605		—		—		—		—		605
Other countries		2,522,148		135		—		—		—		2,522,283
Total gross loan portfolio	Ps.	107,047,817	Ps.	59,999,611	Ps.	18,486,206	Ps.	277,529	Ps.	392,607	Ps.	186,203,770

December 31, 2022	Commercial		Consumer		Mortgages		Microcredit		Interbank and overnight funds		Total
Colombia	Ps.	86,114,887	Ps.	55,387,762	Ps.	13,944,236	Ps.	267,720	Ps.	5,786,796	Ps.	161,501,401
Panamá		10,318,304		4,030,766		3,936,629		—		177,090		18,462,789
United States		5,063,368		6		—		—		—		5,063,374
Guatemala		225,105		—		—		—		—		225,105
Costa Rica		212,701		829		2,490		—		3,857		219,877
Honduras		77,035		—		—		—		—		77,035
El Salvador		56,066		—		—		—		—		56,066
Nicaragua		—		—		—		—		—		—
Other countries		2,707,633		81		—		—		—		2,707,714
Total gross loan portfolio	Ps.	104,775,099	Ps.	59,419,444	Ps.	17,883,355	Ps.	267,720	Ps.	5,967,743	Ps.	188,313,361

Disclosure of classification of loan portfolio by type of currency

December 31, 2023	Colombian Pesos		Foreign currency		Total
Commercial	Ps.	83,083,022	Ps.	23,964,795	Ps.	107,047,817
Consumer		56,580,248		3,419,363		59,999,611
Residential mortgage		15,363,549		3,122,657		18,486,206
Microcredit		277,529		—		277,529
Interbank and overnight funds		159,757		232,850		392,607
Total gross loan portfolio	Ps.	155,464,105	Ps.	30,739,665	Ps.	186,203,770

December 31, 2022	Colombian Pesos		Foreign currency		Total
Commercial	Ps.	77,500,547	Ps.	27,274,552	Ps.	104,775,099
Consumer		55,306,497		4,112,947		59,419,444
Residential mortgage		13,944,125		3,939,230		17,883,355
Microcredit		267,720		—		267,720
Interbank and overnight funds		5,595,142		372,601		5,967,743
Total gross loan portfolio	Ps.	152,614,031	Ps.	35,699,330	Ps.	188,313,361

Disclosure of investments in debt securities by location

	As of December 31,
	2023		2022
Colombia	Ps.	33,713,283	Ps.	28,040,520
Panama		3,952,223		4,381,752
USA		1,421,010		2,213,308
Brazil		114,879		264,073
Mexico		410,599		221,754
Costa Rica		95,643		143,513
Chile		182,398		115,033
Peru		177,096		102,190
Paraguay		37,177		8,593
Total by country	Ps.	40,104,308	Ps.	35,490,736
Bladex (Foreign Trade Bank of Latin America)		225,642		277,501
Andean Development Corporation (Corporación Andina de Fomento)		105,107		111,124
International Bank for Reconstruction and Development		—		89,266
Inter-American Corporation for the Financing of Infrastructure		3,549		26,935
Multilateral	Ps.	334,298	Ps.	504,826
Total investments in debt securities	Ps.	40,438,606	Ps.	35,995,562

Disclosure of detail of sovereign debt portfolio issued by Central Governments per country

	December 31, 2023			December 31, 2022
			%			%
Investment grade (1)
Colombia	Ps.	22,768,597	82.14%	Ps.	17,942,244	74.26%
Panama		1,077,656	3.89%		1,126,942	4.66%
Chile		3,768	0.01%		—	—%
Mexico		16,268	0.06%		19,552	0.08%
United States of America		1,371,842	4.95%		2,213,308	9.16%
Total Investment grade	Ps.	25,238,131	91.05%	Ps.	21,302,046	88.16%
Speculative (2)
Brazil		27,643	0.10%		32,834	0.14%
Colombia		2,384,493	8.60%		2,731,647	11.31%
Costa Rica		68,454	0.25%		94,871	0.39%
Total Speculative	Ps.	2,480,590	8.95%	Ps.	2,859,352	11.84%
	Ps.	27,718,721	100.00%	Ps.	24,161,398	100.00%

Below is the detail of Grupo Aval’s debt portfolio issued by Central Banks:

	December 31, 2023				December 31, 2022
			%			%
Investment Grade (1)
Panama (*)	Ps.	145,489	100.00%	Ps.	194,098	100.00%
Total Investment grade	Ps.	145,489	100.00%	Ps.	194,098	100.00%

Total sovereign risk	Ps.	27,864,210	100.00%	Ps.	24,355,496	100.00%
(1)	Investment grade includes the risk rating of Fitch Ratings Colombia S.A o F1+ to F3, BRC of Colombia from BRC 1+ to BRC 3 and Standard & Poor’s from AAA to BBB-.
(2)	Speculative or non-investment grade level includes the risk rating of Fitch Ratings Colombia S.A. from B to E, BRC de Colombia from BRC 4 to BRC 6 and Standard & Poor’s from BB+ to D.

(*)    These investments correspond to the National Bank of Panama, which is the official Bank and has the functions of a Central Bank, however, it  does not have the power to issue banknotes or reserve requirements.

Disclosure of balance of restructured loans

Restructured loans	December 31, 2023		December 31, 2022
Local currency	Ps.	4,346,710	Ps.	3,081,868
Foreign currency		1,646,876		1,647,947
Total restructured	Ps.	5,993,586	Ps.	4,729,815

Disclosure of total of foreclosed assets received and sold

	December 31, 2023		December 31, 2022
Foreclosed assets received	Ps.	76,116	Ps.	88,482
Foreclosed assets sold		90,940		50,019

Disclosure of detail of the guarantees, letters of credit and credit commitments on non-used credit lines

Loan commitments and financial guarantee contracts

	December 31, 2023		December 31, 2022
	Notional amount		Notional amount
Unused credit card limits	Ps.	12,449,298	Ps.	11,861,422
Approved credits not disbursed		4,818,508		5,037,950
Credit arrangements		4,223,426		4,119,577
Guarantees		3,052,607		4,679,653
Unused limits of overdrafts		2,264,226		2,491,299
Unused letters of credit		735,472		1,203,070
Other		2,255,007		1,615,198
Total	Ps.	29,798,544	Ps.	31,008,169

Disclosure of guarantees, letters of credit and credit commitments on non-used credit lines

	December 31, 2023		December 31, 2022
Colombian Pesos	Ps.	25,821,105	Ps.	25,497,816
U.S. dollars		3,962,607		5,480,746
Euro		13,585		27,934
Other		1,247		1,673
Total	Ps.	29,798,544	Ps.	31,008,169

Disclosure of detail of the credit commitments

December 31, 2023

	Gross		Gross Amounts		Net Amounts of		Gross Amounts Not
	Amounts of		Offset in the		Assets Presented in		Offset in the Consolidated Balance Sheet
	Recognized		Consolidated		the Consolidated		Financial		Cash collateral		Net
	Assets		Balance Sheet		Balance Sheet		Instruments		Received		Exposure
Offsetting assets
Derivatives	Ps.	2,126,229	Ps.	—	Ps.	2,126,229	Ps.	(1,911,903)	Ps.	(235,189)	Ps.	(20,863)
Repurchase agreements		86,192		—		86,192		(27,803)		—		58,389
Total	Ps.	2,212,421	Ps.	—	Ps.	2,212,421	Ps.	(1,939,706)	Ps.	(235,189)	Ps.	37,526

	Gross		Gross Amounts		Net Amounts of		Gross Amounts Not
	Amounts of		Offset in the		Liabilities Presented in		Offset in the Consolidated Balance Sheet
	Recognized		Consolidated		the Consolidated		Financial		Cash collateral		Net
	Liabilities		Balance Sheet		Balance Sheet		Instruments		Delivered		Exposure
Offsetting liabilities
Derivatives	Ps.	2,371,927	Ps.	—	Ps.	2,371,927	Ps.	(313,095)	Ps.	(245,344)	Ps.	1,813,488
Repurchase agreements		14,366,933		—		14,366,933		(16,874,942)		(1,025,691)		(3,533,700)
Total	Ps.	16,738,860	Ps.	—	Ps.	16,738,860	Ps.	(17,188,037)	Ps.	(1,271,035)	Ps.	(1,720,212)

December 31, 2022

	Gross		Gross Amounts		Net Amounts of		Gross Amounts Not
	Amounts of		Offset in the		Assets Presented in		Offset in the Consolidated Balance Sheet
	Recognized		Consolidated		the Consolidated		Financial		Cash collateral		Net
	Assets		Balance Sheet		Balance Sheet		Instruments		Received		Exposure
Offsetting assets
Derivatives	Ps.	2,062,259	Ps.	—	Ps.	2,062,259	Ps.	(1,509,856)	Ps.	(370,249)	Ps.	182,154
Repurchase agreements		5,343,325		—		5,343,325		(4,882,569)		(47,169)		413,587
Total	Ps.	7,405,584	Ps.	—	Ps.	7,405,584	Ps.	(6,392,425)	Ps.	(417,418)	Ps.	595,741

	Gross		Gross Amounts		Net Amounts of		Gross Amounts Not
	Amounts of		Offset in the		Liabilities Presented in		Offset in the Consolidated Balance Sheet
	Recognized		Consolidated		the Consolidated		Financial		Cash collateral		Net
	Liabilities		Balance Sheet		Balance Sheet		Instruments		Delivered		Exposure
Offsetting liabilities
Derivatives	Ps.	1,761,174	Ps.	—	Ps.	1,761,174	Ps.	(265,295)	Ps.	(316,446)	Ps.	1,179,433
Repurchase agreements		8,348,068		—		8,348,068		(11,091,726)		(1,325,386)		(4,069,044)
Total	Ps.	10,109,242	Ps.	—	Ps.	10,109,242	Ps.	(11,357,021)	Ps.	(1,641,832)	Ps.	(2,889,611)

Disclosure of breakdown of financial assets and liabilities exposed to trading risk held

Account	December 31, 2023		December 31, 2022
Financial assets
Debt financial assets
Trading investments in debt securities	Ps.	7,113,380	Ps.	3,760,887
Investments in debt securities mandatorily at FVTPL		1,889		1,378
Investments in debt securities at FVOCI		23,326,776		22,461,805
Total debt securities	Ps.	30,442,045	Ps.	26,224,070
Derivative assets instruments	Ps.	2,077,567	Ps.	2,041,405
Hedging derivatives assets		48,662		20,854
		2,126,229		2,062,259
Total financial assets	Ps.	32,568,274	Ps.	28,286,329
Liabilities
Derivative liabilities instruments		2,154,361		1,757,606
Hedging derivatives liabilities		217,566		3,568
Total financial liabilities		2,371,927		1,761,174
Net position	Ps.	30,196,347	Ps.	26,525,155

Disclosure of market value-at-risk (VaR) for subsidiaries

		December 31, 2023			December 31, 2022
			Basis points of			Basis points of
Entity		Value at Risk	regulatory capital		Value at Risk	regulatory capital
Banco Bogotá S.A.	Ps.	639,228	111	Ps.	759,624	116
Banco de Occidente S.A.		218,355	67		272,515	90
Banco AV Villas S.A.		47,004	55		96,711	105
Banco Popular S.A. (1)		336,718	185		147,685	116
Corficolombiana S.A. (1)		240,068	519		190,534	484
Porvenir S.A.		10,927	92		13,808	148

Disclosure of breaks down our investments subject to regulatory VaR

		At December 31,
		2023					2022
		Investment					Investment
		subject to			Percentage		subject to
		Regulatory		Regulatory	of		Regulatory		Regulatory	Percentage of
		VaR		VaR	portfolio		VaR		VaR	portfolio
More than 36 months	Ps.	43,765	Ps.	6,433	100%	Ps.	44,122	Ps.	6,486	100%
Total	Ps.	43,765	Ps.	6,433	100%	Ps.	44,122	Ps.	6,486	100%

Disclosure of foreign currency assets and liabilities are in U.S. dollars and foreign currencies

December 31,2023		Other currencies		Total in
	U.S. dollars	converted to U.S.		Colombian pesos
Account	(Millions)	dollars (Millions)		(Millions)
Financial assets
Cash and cash equivalents	1,248	60	Ps.	4,996,706
Trading investments in debt securities	78	—		298,792
Investments in debt securities at FVOCI	1,930	—		7,376,923
Investments in debt securities at amortized cost	597	—		2,280,108
Loan portfolio financial assets at amortized cost	8,043	—		30,739,665
Derivative financial assets held for trading	544	—		2,077,567
Derivative financial assets held for hedging	—	—		687
Trade receivable	719	—		2,748,599
Total financial assets	13,159	60	Ps.	50,519,047

		Other currencies		Total in
	U.S. dollars	converted to U.S.		Colombian pesos
Account	(Millions)	dollars (Millions)		(Millions)
Financial liabilities
Derivative financial liabilities held for trading	564	—	Ps.	2,154,361
Derivative financial liabilities held for hedging	53	—		204,202
Customer deposits	7,048	34		27,070,411
Financial obligations	8,072	1		30,857,352
Accounts payable	242	—		921,552
Total financial liabilities	15,979	35		61,207,878
Net financial asset (liability) position	(2,820)	25	Ps.	(10,688,831)

December 31,2022		Other currencies		Total in
	U.S. dollars	converted to U.S.		Colombian pesos
Account	(Millions)	dollars (Millions)		(Millions)
Financial assets
Cash and cash equivalents	1,208	34	Ps.	5,972,792
Trading investments in debt securities	37	—		180,032
Investments in debt securities at FVOCI	1,691	—		8,135,015
Investments in debt securities at amortized cost	608	—		2,923,279
Loan portfolio financial assets at amortized cost	7,421	1		35,699,330
Derivative financial assets held for trading	314	—		1,512,459
Derivative financial assets held for hedging	1	—		4,829
Trade receivable	705	63		3,694,659
Total financial assets	11,985	98	Ps.	58,122,395

		Other currencies		Total in
	U.S. dollars	converted to U.S.		Colombian pesos
Account	(Millions)	dollars (Millions)		(Millions)
Financial liabilities
Derivative financial liabilities held for trading	237	—	Ps.	1,141,963
Derivative financial liabilities held for hedging	—	—		1,553
Customer deposits	6,482	19		31,269,619
Financial obligations	9,097	5		43,779,895
Accounts payable	122	—		587,589
Total financial liabilities	15,938	24		76,780,619
Net financial asset (liability) position	(3,953)	74	Ps.	(18,658,224)

Disclosure of sensitivities of profit or loss before taxes and equity (OCI) to reasonably possible changes in exchange rates

December 31,2023	Increase		Decrease
	Ps.100 per U.S.		Ps.100 per U.S.
	dollar		dollar
Equity (mainly OCI)	Ps.	2,840	Ps.	(2,840)
Profit and loss before taxes		(174,869)		174,869

December 31,2022	Increase		Decrease
	Ps.100 per U.S.		Ps.100 per U.S.
	dollar		dollar
Equity (mainly OCI)	Ps.	13,538	Ps.	(13,538)
Profit and loss before taxes		(156,263)		156,263

Disclosure of interest rates exposure for assets and liabilities

December 31, 2023

	Less than		From one to		From six to		More than a		Non-
Assets	one month		six months		twelve months		year		interest		Total
Cash and cash equivalents	Ps.	5,563,358	Ps.	854	Ps.	1,684	Ps.	—	Ps.	13,031,965	Ps.	18,597,861
Trading investments in debt securities		41,179		251,925		539,012		6,281,264		—		7,113,380
Investments in debt securities mandatorily at FVTPL		—		—		439		1,450		—		1,889
Investments in debt securities at FVOCI		110,939		720,636		3,727,517		18,767,684		—		23,326,776
Investments in debt securities at amortized cost		927,454		3,402,597		3,389,804		2,276,706		—		9,996,561
Trade receivable at FVTPL		—		—		—		3,830,916		—		3,830,916
Commercial loans		12,496,990		48,530,829		11,530,367		34,489,631		—		107,047,817
Consumer loans		4,014,604		3,485,355		1,627,002		50,872,650		—		59,999,611
Mortgages loans		3,369,639		218,540		6,817		14,891,210		—		18,486,206
Microcredit loans		23,946		11,431		33,079		209,073		—		277,529
Interbank and overnight founds		247,668		144,939		—		—		—		392,607
Trade receivable		12,346		4,380		3,207		1,704,180		20,447,860		22,171,973
Total Assets	Ps.	26,808,123	Ps.	56,771,486	Ps.	20,858,928	Ps.	133,324,764	Ps.	33,479,825	Ps.	271,243,126
										—

	Less than		From one to		From six to		More than a		Non-
Liabilities	one month		six months		twelve months		year		interest		Total
Checking accounts	Ps.	4,746,654	Ps.	—		11,904,157		—		7,159,048	Ps.	23,809,859
Time deposits		8,037,475		39,999,744		21,559,845		17,000,396		—		86,597,460
Saving deposits		71,149,883		—		—		—		—		71,149,883
Other deposits		12,379		15,455		—		—		402,360		430,194
Interbank and overnight funds		13,298,927		1,762,116		—		20,877		—		15,081,920
Leases contracts		3,962		55,871		77,762		2,654,153		—		2,791,748
Borrowing from banks and similar		2,001,170		6,011,525		2,710,163		8,703,854		—		19,426,712
Long-term debt		58,142		4,053,694		565,465		18,750,525		—		23,427,826
Borrowing from development entities		2,441,548		1,082,184		165,940		1,123,461		—		4,813,133
Total Liabilities	Ps.	101,750,140	Ps.	52,980,589	Ps.	36,983,332	Ps.	48,253,266	Ps.	7,561,408	Ps.	247,528,735

December 31, 2022

	Less than		From one to		From six to		More than a		Non-
Assets	one month		six months		twelve months		year		interest		Total
Cash and cash equivalents	Ps.	6,066,944	Ps.	—	Ps.	—	Ps.	—	Ps.	10,965,913	Ps.	17,032,857
Trading investments in debt securities		75,943		715,117		107,442		2,862,385		—		3,760,887
Investments in debt securities mandatorily at FVTPL		—		—		—		1,378		—		1,378
Investments in debt securities at FVOCI		280,301		2,912,007		700,112		18,569,385		—		22,461,805
Investments in debt securities at amortized cost		967,123		5,543,804		294,035		2,966,530		—		9,771,492
Trade receivable at FVTPL		—		—		—		3,507,231		—		3,507,231
Commercial loans		14,928,623		43,243,207		9,111,072		37,492,197		—		104,775,099
Consumer loans		4,310,303		3,698,330		1,321,030		50,089,781		—		59,419,444
Mortgages loans		4,124,086		84,730		12,666		13,661,873		—		17,883,355
Microcredit loans		19,228		10,989		31,573		205,930		—		267,720
Interbank and overnight founds		5,669,519		298,224		—		—		—		5,967,743
Trade receivable		—		162		—		1,947,806		18,307,790		20,255,758
Total Assets	Ps.	36,442,070	Ps.	56,506,570	Ps.	11,577,930	Ps.	131,304,496	Ps.	29,273,703	Ps.	265,104,769

	Less than		From one to		From six to		More than a		Non-
Liabilities	one month		six months		twelve months		year		interest		Total
Checking accounts	Ps.	5,926,936	Ps.	—	Ps.	—	Ps.	—	Ps.	20,005,117	Ps.	25,932,053
Time deposits		7,008,761		33,911,426		19,107,280		12,246,230		—		72,273,697
Saving deposits		74,293,894		—		—		—		—		74,293,894
Other deposits		—		—		—		—		841,505		841,505
Interbank and overnight funds		7,608,690		835,124		77,463		566,644		—		9,087,921
Leases contracts		3,417		48,775		91,354		2,192,398		—		2,335,944
Borrowing from banks and similar		2,262,503		14,698,824		3,877,438		7,134,649		—		27,973,414
Long-term debt		633,431		5,875,058		543,176		21,310,556		—		28,362,221
Borrowing from development entities		2,386,311		708,979		39,901		1,222,084		—		4,357,275
Total Liabilities	Ps.	100,123,943	Ps.	56,078,186	Ps.	23,736,612	Ps.	44,672,561	Ps.	20,846,622	Ps.	245,457,924

Disclosure of breakdown of non-interest-bearing and interest-bearing assets and liabilities by interest rate type and by maturity

December 31, 2023

	Under one year				Over one year				Non-
Assets	Variable		Fixed		Variable		Fixed		interest		Total
Cash due from banks and Central Bank	Ps.	2,799,607	Ps.	2,766,289	Ps.	—	Ps.	—	Ps.	13,031,965	Ps.	18,597,861
Trading investments in debt securities		319,900		512,216		109,777		6,171,487		—		7,113,380
Investments in debt securities mandatorily at FVTPL		—		439		—		1,450		—		1,889
Investments in debt securities at FVOCI		132,430		4,426,662		1,016,347		17,751,337		—		23,326,776
Investments in debt securities at amortized cost		5,112,355		2,607,500		133,704		2,143,002		—		9,996,561
Trade receivable at FVTPL		—		—		3,830,916		—		—		3,830,916
Commercial loans		45,221,180		11,797,765		43,030,934		6,997,938		—		107,047,817
Consumer loans		929,574		9,750,154		5,516,791		43,803,092		—		59,999,611
Mortgages loans		53,719		811,497		3,498,709		14,122,281		—		18,486,206
Microcredit loans		1,170		161,497		696		114,166		—		277,529
Interbank and overnight founds		—		392,607		—		—		—		392,607
Trade receivable		18,707		—		325,016		1,380,390		20,447,860		22,171,973
Total Assets	Ps.	54,588,642	Ps.	33,226,626	Ps.	57,462,890	Ps.	92,485,143	Ps.	33,479,825	Ps.	271,243,126

	Under one year					Over one year			Non-
Liabilities	Variable		Fixed		Variable		Fixed		interest		Total
Checking accounts	Ps.	1,857,769	Ps.	14,793,042	Ps.	—	Ps.	—	Ps.	7,159,048	Ps.	23,809,859
Time deposits		13,167,807		53,716,494		5,711,093		14,002,066		—		86,597,460
Saving deposits		8,492,708		62,657,175		—		—		—		71,149,883
Other deposits		12,379		15,455		—		—		402,360		430,194
Interbank and overnight funds		1,023,612		14,037,431		—		20,877		—		15,081,920
Leases contracts		2,989		115,379		356,454		2,316,926		—		2,791,748
Borrowing from banks and other		6,089,836		4,531,168		7,158,457		1,647,251		—		19,426,712
Long-term debt		812,106		771,189		7,133,109		14,711,422		—		23,427,826
Borrowing from development entities		417,219		133,720		3,340,632		921,562		—		4,813,133
Total Liabilities	Ps.	31,876,425	Ps.	150,771,053	Ps.	23,699,745	Ps.	33,620,104	Ps.	7,561,408	Ps.	247,528,735

December 31, 2022

	Under one year				Over one year				Non-
Assets	Variable		Fixed		Variable		Fixed		interest		Total
Cash due from banks and Central Bank	Ps.	2,682,724	Ps.	3,384,220	Ps.	—	Ps.	—	Ps.	10,965,913	Ps.	17,032,857
Trading investments in debt securities		337,636		425,970		134,897		2,862,384		—		3,760,887
Investments in debt securities mandatorily at FVTPL		—		—		—		1,378		—		1,378
Investments in debt securities at FVOCI		861,729		2,609,594		1,254,542		17,735,940		—		22,461,805
Investments in debt securities at amortized cost		4,555,437		2,326,296		243,662		2,646,097		—		9,771,492
Trade receivable at FVTPL		—		—		3,507,231		—		—		3,507,231
Commercial loans		42,226,647		9,808,684		47,072,091		5,667,677		—		104,775,099
Consumer loans		1,006,251		8,380,874		6,199,484		43,832,835		—		59,419,444
Mortgages loans		44,520		708,435		4,166,107		12,964,293		—		17,883,355
Microcredit loans		1,296		154,055		1,001		111,368		—		267,720
Interbank and overnight founds		47,128		5,920,615		—		—		—		5,967,743
Trade receivable		162		—		305,684		1,642,122		18,307,790		20,255,758
Total Assets	Ps.	51,763,530	Ps.	33,718,743	Ps.	62,884,699	Ps.	87,464,094	Ps.	29,273,703	Ps.	265,104,769

	Under one year				Over one year				Non-
Liabilities	Variable		Fixed		Variable		Fixed		interest		Total
Checking accounts	Ps.	735,536	Ps.	5,191,400	Ps.	—	Ps.	—	Ps.	20,005,117	Ps.	25,932,053
Time deposits		14,474,525		40,361,808		5,887,596		11,549,768		—		72,273,697
Saving deposits		10,472,330		62,653,236		1,168,328		—		—		74,293,894
Other deposits		—		—		—		—		841,505		841,505
Interbank and overnight funds		2,611,592		1,978,380		4,497,949		—		—		9,087,921
Leases contracts		897,471		181,509		244,062		1,012,902		—		2,335,944
Borrowing from banks and other		8,862,681		13,195,008		1,987,704		3,928,021		—		27,973,414
Long-term debt		3,600,832		5,662,371		4,556,550		14,542,468		—		28,362,221
Borrowing from development entities		313,459		171,581		3,121,907		750,328		—		4,357,275
Total Liabilities	Ps.	41,968,426	Ps.	129,395,293	Ps.	21,464,096	Ps.	31,783,487	Ps.	20,846,622	Ps.	245,457,924

Disclosure of breakdown of the liquid assets by maturity

December 31, 2023

		Liquid assets
		available at the end						From 31 to 90
Bank		of the year (1)		From 1 to 7 days (2)		From 1 to 30 days (2)		days (2)
Banco de Bogota	Ps.	11,924,823	Ps.	9,811,253	Ps.	2,568,828	Ps.	(15,278,208)
Banco Occidente		8,638,565		6,727,345		2,531,186		(8,473,508)
Banco Popular		4,896,134		4,641,802		1,525,529		(5,458,950)
Banco AV Villas		2,328,186		2,027,630		992,892		(2,408,230)
Corficolombiana		2,073,055		1,138,855		222,748		(893,740)

December 31, 2022

		Liquid assets
		available at the end						From 31 to 90
Bank		of the year (1)		From 1 to 7 days (2)		From 1 to 30 days (2)		days (2)
Banco de Bogota	Ps.	11,749,890	Ps.	10,865,287	Ps.	6,445,745	Ps.	(15,602,231)
Banco Occidente		7,858,675		6,955,066		3,243,471		(5,830,252)
Banco Popular		5,283,312		4,141,163		1,588,642		(5,038,168)
Banco AV Villas		2,299,072		1,828,016		487,831		(3,202,904)
Corficolombiana		2,204,574		1,595,742		729,790		(358,231)
(1)	Liquid assets are the sum of assets that are easily convertible into cash. Fixed income investments at amortized cost and financial investments pledged as collateral or subject to any other type of encumbrance, preventive measure or of any nature, that prevent their free assignment or transfer, as well as those that have been transferred under repurchase agreements, simultaneous or temporary transfer of securities are excluded. Liquid assets are measured at fair value (market prices on the evaluation date).
(2)	This amount is the remaining value of the liquid assets in the specified time period, or the IRL, that is calculated as the difference between liquid assets and liquid assets requirement, according to the IRL methodology, the liquidity requirement is the difference of contractual cash inflows and contractual and non-contractual cash outflows during a given period.

The following tables show the individual IRL Ratio as of December 31, 2023 and 2022 for each of our banks in Colombia and Corficolombiana, expressed in Ps billions and as a percentage:

Disclosure of IRL ratio amounts

	At December 31,
	Banco de Bogotá		Banco de Occidente		Banco Popular		Banco AV Villas		Corficolombiana
	2023	2022	2023	2022	2023	2022	2023	2022	2023	2022

	(in Ps)
IRL – 7 days	9,811	10,865	5,610	5,338	4,642	4,141	2,028	1,828	1,207	1,542
IRL – 30 days	2,569	6,446	1,816	1,921	1,526	1,589	993	488	661	866

Disclosure of IRL ration percentage

	At December 31,
	Banco de Bogotá		Banco de Occidente		Banco Popular		Banco AV Villas		Corficolombiana
	2023	2022	2023	2022	2023	2022	2023	2022	2023	2022

	(in percentages)
IRL – 7 days	564	1,328	419	744	1,925	463	775	488	255	358
IRL – 30 days	127	222	133	145	145	143	174	127	150	168

Disclosure of flows of the financial assets and liabilities including contractual interest receivable and payable

December 31, 2023

	Less than		From one to six		From six to twelve		More than
Assets	one month		months		months		a year		Total
Cash and cash equivalents	Ps.	18,602,500	Ps.	857	Ps.	1,684	Ps.	—	Ps.	18,605,041
Trading investments in debt securities		280,749		291,449		702,337		7,344,266		8,618,801
Investments in debt securities at FVOCI		142,920		1,192,286		3,861,978		20,682,574		25,879,758
Investments in debt securities at amortized cost		693,748		2,693,803		2,947,927		2,434,713		8,770,191
Commercial loans		11,914,475		30,973,505		21,141,485		64,172,735		128,202,200
Consumer loans		2,158,202		7,770,536		8,209,258		63,814,118		81,952,114
Mortgages loans		343,857		978,325		1,013,632		33,229,142		35,564,956
Microcredit loans		38,412		87,318		86,420		146,971		359,121
Interbank and overnight funds		392,679		—		—		—		392,679
Trading derivatives		1,172,036		640,291		111,538		110,978		2,034,843
Hedging derivatives		47,977		—		685		—		48,662
Trade receivable		3,127,198		113,763		29,350		22,733,228		26,003,539
Other assets		156,961		—		5		720,429		877,395
Total Assets	Ps.	39,071,714	Ps.	44,742,133	Ps.	38,106,299	Ps.	215,389,154	Ps.	337,309,300

	Less than		From one to six		From six to twelve		More than
Liabilities	one month		months		months		a year		Total
Checking accounts	Ps.	23,809,859	Ps.	—	Ps.	—	Ps.	—	Ps.	23,809,859
Time Deposits		14,800,170		35,683,285		24,156,548		21,322,829		95,962,832
Saving deposits		71,149,882		—		—		—		71,149,882
Other deposits		374,711		54,195		—		1,287		430,193
Interbank and overnight funds		13,305,891		1,788,786		—		20,877		15,115,554
Leases contracts		13,938		106,429		120,495		3,078,016		3,318,878
Borrowing from banks and other		1,663,276		6,250,680		3,090,588		11,827,108		22,831,652
Long-term debt		121,155		1,272,012		1,344,746		26,135,181		28,873,094
Borrowing from development entities		837,304		657,920		689,454		10,664,762		12,849,440
Trading derivatives		1,263,315		522,915		155,907		176,630		2,118,767
Hedging derivatives		204,251		305		5,252		6,722		216,530
Other liabilities		5,278,275		330,995		189,229		1,951,625		7,750,124
Total Liabilities	Ps.	132,822,027	Ps.	46,667,522	Ps.	29,752,219	Ps.	75,185,037	Ps.	284,426,805

	Less than one		From one to		From six to		More than a
Commitments Loans	month		six months		twelve months		year		Total
Guarantees	Ps.	1,813,970	Ps.	80,012	Ps.	30,320	Ps.	497,844	Ps.	2,422,146
Standby letters of credit		606,747		89,801		925		39,000		736,473
Overdraft facility		2,264,226		—		—		—		2,264,226
Standby credit card facility		11,917,268		112,006		84,005		336,019		12,449,298
Undrawn approved loans		4,002,210		218,112		—		—		4,220,322
Others		2,686,426		70,360		—		—		2,756,786
Total Commitments Loans	Ps.	23,290,847	Ps.	570,291	Ps.	115,250	Ps.	872,863	Ps.	24,849,251

December 31, 2022

	Less than one		From one to		From six to		More than a
Assets	month		six months		twelve months		year		Total
Cash and cash equivalents	Ps.	17,032,854	Ps.	3	Ps.	—	Ps.	—	Ps.	17,032,857
Trading investments in debt securities		418,517		342,829		543,610		3,327,753		4,632,709
Investments in debt securities at FVOCI		2,019,842		2,008,753		5,356,480		18,078,127		27,463,202
Investments in debt securities at amortized cost		837,574		3,332,038		3,352,039		3,060,353		10,582,004
Commercial loans		10,636,895		29,541,405		18,415,847		63,675,959		122,270,106
Consumer loans		2,189,168		7,398,698		7,879,319		64,072,652		81,539,837
Mortgages loans		272,343		857,162		867,775		29,404,640		31,401,920
Microcredit loans		33,737		83,934		82,723		140,790		341,184
Interbank and overnight funds		5,966,991		68		—		—		5,967,059
Trading derivatives		1,242,228		367,115		199,530		254,096		2,062,969
Hedging derivatives		15,335		1,886		2,387		1,246		20,854
Trade receivable		2,510,396		161		15,517		21,234,935		23,761,009
Other assets		298,780		—		50,200		1,524,369		1,873,349
Total Assets	Ps.	43,474,660	Ps.	43,934,052	Ps.	36,765,427	Ps.	204,774,920	Ps.	328,949,059

	Less than one		From one to		From six to		More than a
Liabilities	month		six months		twelve months		year		Total
Checking accounts	Ps.	25,932,054	Ps.	—	Ps.	—	Ps.	—	Ps.	25,932,054
Time Deposits		9,555,229		31,700,316		20,831,413		17,911,277		79,998,235
Saving deposits		74,293,894		—		—		—		74,293,894
Other deposits		538,387		301,996		—		1,124		841,507
Interbank and overnight funds		6,179,455		771,719		77,350		2,182,987		9,211,511
Leases contracts		12,387		90,521		140,578		2,200,644		2,444,130
Borrowing from banks and other		2,118,373		11,036,815		6,878,016		10,172,835		30,206,039
Long-term debt		356,759		3,550,122		1,144,997		31,041,844		36,093,722
Borrowing from development entities		178,136		1,439,502		485,447		6,426,663		8,529,748
Trading derivatives		860,852		579,886		230,643		278,889		1,950,270
Hedging derivatives		1,531		516		—		3,352		5,399
Other liabilities		4,155,257		145,183		—		1,993,490		6,293,930
Total Liabilities	Ps.	124,182,314	Ps.	49,616,576	Ps.	29,788,444	Ps.	72,213,105	Ps.	275,800,439

	Less than one		From one to		From six to		More than a
Commitments Loans	month		six months		twelve months		year		Total
Guarantees	Ps.	2,129,962	Ps.	142,987	Ps.	61,140	Ps.	1,218,215	Ps.	3,552,304
Standby letters of credit		947,723		714		—		18		948,455
Overdraft facility		2,491,299		—		—		—		2,491,299
Standby credit card facility		11,263,240		125,933		94,450		377,799		11,861,422
Undrawn approved loans		3,133,043		98,505		—		—		3,231,548
Others		1,023,527		—		—		—		1,023,527
Total Commitments Loans	Ps.	20,988,794	Ps.	368,139	Ps.	155,590	Ps.	1,596,032	Ps.	23,108,555

Disclosure of subsidiaries complied with the minimum regulatory capital requirements

The following tables show the separate and consolidated (where applicable) capitalization information of our main direct and indirect subsidiaries:

Banco de Bogotá S.A.

		Separate basis				Consolidated basis
		At December 31,				At December 31,
		2023		2022		2023		2022
Subscribed and paid-in capital	Ps.	3,553	Ps.	3,553	Ps.	3,553	Ps.	3,553
Reserves and retained earnings		14,635,826		13,507,497		14,988,657		13,301,448
Other comprehensive income		8,114		51,008		(122,944)		41,828
Net income for the period		1,024,884		2,251,716		954,173		2,804,925
Non-controlling interests		—		—		—		—
Deductions:
Unconsolidated financial sector investments		—		(3,364,280)		—		(3,261,888)
Goodwill and other intangibles		(1,220,146)		(1,054,448)		(1,504,225)		(1,416,196)
Deferred tax assets		(815,194)		(1,306,888)		(672,813)		(1,035,857)
Other		—		—		(1,431)		(111)
Common Equity Tier One Capital - CET1	Ps.	13,637,037	Ps.	10,088,159	Ps.	13,644,969	Ps.	10,437,701
Hybrid instruments recognized as additional primary capital		—		—		—		—
Other		—		—		—		—
AT1		—		—		—		—
Tier I	Ps.	13,637,037	Ps.	10,088,159	Ps.	13,644,969	Ps.	10,437,701

Subordinated instruments		2,573,696		3,135,871		2,573,696		3,135,871
Plus/minus others		160,637		424,829		—		—
Tier II capital		2,734,333		3,560,700		2,573,696		3,135,871
Other deductions from technical capital		—		—		—		—
Technical capital	Ps.	16,371,370	Ps.	13,648,858	Ps.	16,218,665	Ps.	13,573,572
Risk-weighted assets		76,811,668		68,771,856		91,625,712		88,898,130
Market risk		491,571		495,392		639,228		759,624
Market risk exposure (1)		5,461,900		5,504,360		7,102,531		8,440,262
Operational risk		521,135		527,420		612,546		577,099
Operational risk exposure (1)		5,790,384		5,860,219		6,806,068		6,412,206
Risk-weighted assets including regulatory market risk and operational risk	Ps.	88,063,952	Ps.	80,136,435	Ps.	105,534,310	Ps.	103,750,598
CET1 solvency ratio		15.49%		12.59%		12.93%		10.06%
AT1 contribution to solvency ratio		0.00%		0.00%		0.00%		0.00%
Tier 1 capital solvency ratio		15.49%		12.59%		12.93%		10.06%
Tier II contribution to solvency ratio		3.10%		4.44%		2.44%		3.02%
Total solvency ratio (2)		18.59%		17.03%		15.37%		13.08%

Capital measure	Ps.	13,637,037	Ps.	10,088,159	Ps.	13,644,969	Ps.	10,437,701
Exposure measure		120,114,582		106,717,652		141,766,918		136,096,623
Leverage ratio		11.35%		9.45%		9.62%		7.67%

(1)      Regulatory value at risk consists of value at risk multiplied by (100/9) as required by the Superintendency of Finance. Regulatory operational risk consists of operational risk multiplied by (100/9) as required by the Superintendency of Finance.

(2)    Solvency ratio is calculated as technical capital to risk-weighted assets, including regulatory value at risk and regulatory operational risk.

Banco de Occidente S.A.

		Separate basis				Consolidated basis
		At December 31,				At December 31,
		2023		2022		2023		2022
Subscribed and paid-in capital	Ps.	4,677	Ps.	4,677	Ps.	4,677	Ps.	4,677
Reserves and retained earnings		4,782,349		4,525,930		4,996,111		4,791,295
Other comprehensive income		28,731		(124,708)		176,033		(65,254)
Net income for the period		430,603		502,643		473,554		452,493
Non-controlling interests		—		—		11,843		—
Deductions:
Unconsolidated financial sector investments		—		(224,184)		—		(226,950)
Goodwill and other intangibles		(643,350)		(586,129)		(594,581)		(533,300)
Deferred tax assets		(251,878)		(144,581)		—		—
Other		(2,867)		(4,190)		(2,867)		(4,190)
CET1	Ps.	4,348,265	Ps.	3,949,457	Ps.	5,064,770	Ps.	4,418,771
Hybrid instruments recognized as additional primary capital		—		—		—		—
Other		—		—		—		—
AT1		—		—		—		—
Tier I	Ps.	4,348,265	Ps.	3,949,457	Ps.	5,064,770	Ps.	4,418,771

Subordinated instruments		649,305		834,895		649,305		834,895
Plus/minus others		26,190		85,332		—		—
Tier II capital		675,495		920,227		649,305		834,895
Other deductions from technical capital		—		—		—		—
Technical capital	Ps.	5,023,760	Ps.	4,869,684	Ps.	5,714,075	Ps.	5,253,666
Risk-weighted assets		38,073,928		34,616,008		41,324,390		37,591,858
Market risk		184,778		229,199		218,356		272,515
Market risk exposure (1)		2,053,092		2,546,656		2,426,174		3,027,946
Operational risk		235,639		203,225		236,239		227,231
Operational risk exposure (1)		2,618,213		2,258,057		2,624,877		2,524,786
Risk-weighted assets including regulatory market risk and operational risk	Ps.	42,745,234	Ps.	39,420,721	Ps.	46,375,441	Ps.	43,144,590
CET1 solvency ratio		10.17%		10.02%		10.92%		10.24%
AT1 contribution to solvency ratio		0.00%		0.00%		0.00%		0.00%
Tier 1 capital solvency ratio		10.17%		10.02%		10.92%		10.24%
Tier II contribution to solvency ratio		1.58%		2.33%		1.40%		1.94%
Total solvency ratio (2)		11.75%		12.35%		12.32%		12.18%

Capital measure	Ps.	4,348,265	Ps.	3,949,457	Ps.	5,064,770	Ps.	4,418,771
Exposure measure		65,855,871		56,629,015		70,759,147		62,211,737
Leverage ratio		6.60%		6.97%		7.16%		7.10%

(1)      Regulatory value at risk consists of value at risk multiplied by (100/9) as required by the Superintendency of Finance. Regulatory operational risk consists of operational risk multiplied by (100/9) as required by the Superintendency of Finance.

(2)   Solvency ratio is calculated as technical capital to risk-weighted assets, including regulatory value at risk and regulatory operational risk.

Banco Comercial AV Villas S.A.

		Separate basis
		At December 31,
		2023		2022
Subscribed and paid-in capital	Ps.	22,297	Ps.	22,297
Reserves and retained earnings		1,658,248		1,524,474
Other comprehensive income		57,285		(30,491)
Net income for the period		(117,126)		112,035
Non-controlling interests		—		—
Deductions:
Unconsolidated financial sector investments		—		—
Goodwill and other intangibles		(159,586)		(124,474)
Deferred tax assets		(10,239)		—
Other		(123,976)		(153,441)
CET1	Ps.	1,326,904	Ps.	1,350,401
Hybrid instruments recognized as additional primary capital		—		—
Other		176		176
AT1		176		176
Tier I	Ps.	1,327,079	Ps.	1,350,576

Subordinated instruments		—		—
Plus/minus others		24,471		25,317
Tier II capital		24,471		25,317
Other deductions from technical capital		—		—
Technical capital	Ps.	1,351,551	Ps.	1,375,893
Risk-weighted assets		10,054,415		10,419,661
Market risk		47,003		96,711
Market risk exposure (1)		522,254		1,074,571
Operational risk		95,732		81,824
Operational risk exposure (1)		1,063,689		909,158
Risk-weighted assets including regulatory market risk and operational risk	Ps.	11,640,358	Ps.	12,403,391
CET1 solvency ratio		11.40%		10.89%
AT1 contribution to solvency ratio		0.00%		0.00%
Tier 1 capital solvency ratio		11.40%		10.89%
Tier II contribution to solvency ratio		0.21%		0.20%
Total solvency ratio (2)		11.61%		11.09%

Capital measure	Ps.	1,327,079	Ps.	1,350,576
Exposure measure		18,873,410		19,487,267
Leverage ratio		7.03%		6.93%

(1)      Regulatory value at risk consists of value at risk multiplied by (100/9) as required by the Superintendency of Finance. Regulatory operational risk consists of operational risk multiplied by (100/9) as required by the Superintendency of Finance.

(2)   Solvency ratio is calculated as technical capital to risk-weighted assets, including regulatory value at risk and regulatory operational risk.

Banco Popular S.A.

		Separate basis				Consolidated basis
		At December 31,				At December 31,
		2023		2022		2023		2022
Subscribed and paid-in capital	Ps.	77,253	Ps.	77,253	Ps.	77,253	Ps.	77,253
Reserves and retained earnings		2,839,567		2,751,656		2,981,939		2,876,025
Other comprehensive income		79,481		68,673		222,322		198,193
Net income for the period		(347,409)		73,035		(402,676)		80,210
Non-controlling interests		—		—		6,794,087		29,714
Deductions:
Unconsolidated financial sector investments		—		(355,124)		—		(355,124)
Goodwill and other intangibles		(361,170)		(288,139)		(446,032)		(293,825)
Deferred tax assets		—		—		—		—
Other		(87,539)		(157,747)		(89,253)		(157,747)
CET1	Ps.	2,200,184	Ps.	2,169,608	Ps.	9,137,641	Ps.	2,454,700
Hybrid instruments recognized as additional primary capital		—		—		—		—
Other		—		—		—		—
AT1		—		—		—		—
Tier I	Ps.	2,200,184	Ps.	2,169,608	Ps.	9,137,641	Ps.	2,454,700

Subordinated instruments		327,018		177,147		77,018		177,147
Plus/minus others		20,775		25,697		—		—
Tier II capital		347,793		202,844		77,018		177,147
Other deductions from technical capital		—		—		(36,876)		—
Technical capital	Ps.	2,547,976	Ps.	2,372,452	Ps.	9,177,782	Ps.	2,631,847
Risk-weighted assets		16,670,146		18,453,236		36,166,365		18,473,302
Market risk		83,118		136,503		336,718		147,685
Market risk exposure (1)		923,539		1,516,695		3,741,309		1,640,943
Operational risk		136,419		112,786		462,427		115,899
Operational risk exposure (1)		1,515,762		1,253,181		5,138,073		1,287,767
Risk-weighted assets including regulatory market risk and operational risk	Ps.	19,109,447	Ps.	21,223,112	Ps.	45,045,747	Ps.	21,402,012
CET1 solvency ratio		11.51%		10.22%		20.29%		11.47%
AT1 contribution to solvency ratio		0.00%		0.00%		0.00%		0.00%
Tier 1 capital solvency ratio		11.51%		10.22%		20.29%		11.47%
Tier II contribution to solvency ratio		1.82%		0.96%		0.17%		0.83%
Total solvency ratio (2)		13.33%		11.18%		20.37%		12.30%

Capital measure	Ps.	2,200,184	Ps.	2,169,608	Ps.	9,137,641	Ps.	2,454,700
Exposure measure		29,393,566		32,226,919		56,066,107		32,249,192
Leverage ratio		7.49%		6.73%		16.30%		7.61%

(1)      Regulatory value at risk consists of value at risk multiplied by (100/9) as required by the Superintendency of Finance. Regulatory operational risk consists of operational risk multiplied by (100/9) as required by the Superintendency of Finance.

(2)   Solvency ratio is calculated as technical capital to risk-weighted assets, including regulatory value at risk and regulatory operational risk.

Corficolombiana S.A.

Starting November 22, 2023, Corficolombiana is consolidated under Banco Popular as a result of the shareholders’ agreement mentioned above. Notwithstanding the above, Corficolombiana has to comply with minimum capital requirements on a separate and consolidated basis.

		Separate basis				Consolidated basis
		At December 31,				At December 31,
		2023		2022		2023		2022
Subscribed and paid-in capital	Ps.	3,464	Ps.	3,464	Ps.	3,464	Ps.	3,464
Reserves and retained earnings		11,233,257		9,929,403		10,829,636		9,587,611
Other comprehensive income		(76,643)		(383,161)		366,032		47,709
Net income for the period		808,982		1,774,040		886,012		1,713,807
Non-controlling interests		—		—		1,380		1,210
Deductions:
Unconsolidated financial sector investments		—		—		—		—
Goodwill and other intangibles		(99,130)		(90,578)		(78,011)		(66,553)
Deferred tax assets		—		—		—		(5,191)
Other		(1,480)		(1,350)		(5,964)		(5,847)
CET1	Ps.	11,868,451	Ps.	11,231,819	Ps.	12,002,549	Ps.	11,276,209
Hybrid instruments recognized as additional primary capital		—		—		—		—
Other		192		192		192		192
AT1		192		192		192		192
Tier I	Ps.	11,868,643	Ps.	11,232,011	Ps.	12,002,741	Ps.	11,276,401

Subordinated instruments		—		—		—		—
Plus/minus others		—		—		—		—
Tier II capital		—		—		—		—
Other deductions from technical capital		(36,876)		(44,131)		(36,876)		(44,131)
Technical capital	Ps.	11,831,767	Ps.	11,187,880	Ps.	11,965,865	Ps.	11,232,270
Risk-weighted assets		19,894,398		18,323,118		20,189,704		18,238,986
Market risk		235,605		185,978		240,068		190,534
Market risk exposure (1)		2,617,835		2,066,426		2,667,427		2,117,047
Operational risk		290,604		259,287		298,733		303,453
Operational risk exposure (1)		3,228,933		2,880,964		3,319,258		3,371,697
Risk-weighted assets including regulatory market risk and operational risk	Ps.	25,741,166	Ps.	23,270,508	Ps.	26,176,390	Ps.	23,727,731
CET1 solvency ratio		46.11%		48.27%		45.85%		47.52%
AT1 contribution to solvency ratio		0.00%		0.00%		0.00%		0.00%
Tier 1 capital solvency ratio		46.11%		48.27%		45.85%		47.52%
Tier II contribution to solvency ratio		0.00%		0.00%		0.00%		0.00%
Total solvency ratio (2)		45.96%		48.08%		45.71%		47.34%

Capital measure	Ps.	11,868,643	Ps.	11,232,011	Ps.	12,002,741	Ps.	11,276,401
Exposure measure		27,068,698		24,099,107		27,699,079		24,589,959
Leverage ratio		43.85%		46.61%		43.33%		45.86%

(1)      Regulatory value at risk consists of value at risk multiplied by (100/9) as required by the Superintendency of Finance. Regulatory operational risk consists of operational risk multiplied by (100/9) as required by the Superintendency of Finance.

(2)   Solvency ratio is calculated as technical capital to risk-weighted assets, including regulatory value at risk and regulatory operational risk.

Porvenir S.A.

Likewise, Porvenir has adequately complied with the capital requirements established for pensions fund administrators in Colombia. The following is the detail of the capital requirements defined for this type of financial institution:

		Separate basis
		At December 31,
		2023		2022
Subscribed and paid-in capital	Ps.	109,211	Ps.	109,211
Reserves and retained earnings		2,265,587		2,312,131
Deductions:
Others		(50,626)		(50,626)
Primary capital	Ps.	2,324,172	Ps.	2,370,715

Unrealized gains/losses on securities available for sale(1)		(8,474)		(31,628)
Secondary capital (Tier II)	Ps.	(8,474)	Ps.	(31,628)

Deductions:
Value of the stabilization reserve		(1,911,568)		(1,781,676)
Technical capital	Ps.	404,130	Ps.	557,412
Risk-weighted assets		886,689		907,164
Market risk		10,927		13,808
Market risk exposure (1)		121,408		153,419
Operational risk		122,398		127,819
Operational risk exposure (1)		1,359,975		1,420,213
Risk-weighted assets including regulatory market risk and operational risk	Ps.	2,368,072	Ps.	2,480,795
Solvency ratio (3)		17.07%		22.47%

(1)    Unrealized gains/losses on securities available for sale do not flow through the Statement of Income until such securities are disposed of and the gain or loss is realized.

(2)      Regulatory value at risk consists of value at risk multiplied by (100/9) as required by the Superintendency of Finance. Regulatory operational risk consists of operational risk multiplied by (100/9) as required by the Superintendency of Finance.

(3)   Solvency ratio is calculated as technical capital to risk-weighted assets, including regulatory value at risk and regulatory operational risk.

Colombia
Disclosure of detailed information about financial instruments [line items]
Disclosure of macroeconomic variables used expected credit loss calculation

	2023	2022
	Real Scenario	Scenario A	Scenario B	Scenario C
Inflation	9.28%	7.93%	7.83%	7.86%
Interest rate	13.00%	8.00%	8.75%	9.25%
GDP Growth	0.60%	(0.53%)	1.29%	2.37%
Unemployment rate	10.00%	11.15%	10.44%	9.46%
DTF Interest rate	12.63%	8.64%	8.90%	9.36%

Disclosure of economic scenario for key indicators of credit risk

The economic scenarios used as of December 31, 2023, and 2022 (one-year projections) include the following expected scenarios of key indicators (among others) for Colombia.

	2023			2022
	Scenario A	Scenario B	Scenario C	Scenario A	Scenario B	Scenario C
Inflation	4.44%	6.05%	8.26%	7.93%	7.83%	7.86%
DTF Interest rate	7.10%	9.04%	10.62%	8.64%	8.90%	9.36%
GDP Growth	(1.07%)	0.99%	2.70%	(0.53%)	1.29%	2.37%
Used home prices	(3.15%)	(2.11%)	(1.02%)	(1.48%)	0.07%	1.75%
Unemployment rate	11.96%	10.43%	8.77%	11.15%	10.44%	9.46%

Disclosure of scenario probability weightings applied in measuring ECL

	2023			2022
	Scenario A	Scenario B	Scenario C	Scenario A	Scenario B	Scenario C
Scenario probability weighting	27%	56%	17%	28%	57%	15%

Panama
Disclosure of detailed information about financial instruments [line items]
Disclosure of macroeconomic variables used expected credit loss calculation

	2023	2022
	Real Scenario	Scenario A	Scenario B	Scenario C
Inflation	1.90%	4.23%	3.62%	2.64%
Nominal interest rate variation	0.64%	1.31%	0.46%	0.32%
GDP Growth	9.00%	4.00%	4.58%	5.32%

Disclosure of economic scenario for key indicators of credit risk

The economic scenarios used as of December 31, 2023, and 2022 (one-year projections) include the following expected scenarios of key indicators (among others) for Panamá.

	2023			2022
	Scenario A	Scenario B	Scenario C	Scenario A	Scenario B	Scenario C
Inflation	2.80%	2.32%	1.83%	4.23%	3.62%	2.64%
Nominal interest rate variation	0.57%	0.52%	0.48%	1.31%	0.46%	0.32%
GDP Growth	7.03%	7.64%	8.25%	4.00%	4.58%	5.32%

Disclosure of scenario probability weightings applied in measuring ECL

	2023			2022
	Scenario A	Scenario B	Scenario C	Scenario A	Scenario B	Scenario C
Scenario probability weighting	10%	50%	40%	5%	75%	20%

Banco de Bogota S.A.
Disclosure of detailed information about financial instruments [line items]
Disclosure of VaR calculation relating to each of the risk factors

Maximum, Minimum and Average VaR Values
December 31, 2023
		Minimum	Average	Maximum	Period end
Interest rate	Ps.	423,347	428,765	440,804	440,804
Exchange rate		105,390	138,671	175,945	160,165
Shares		3,891	12,573	37,830	37,830
Mutual funds		106	3,860	13,085	429

Maximum, Minimum and Average VaR Values
December 31, 2022
		Minimum	Average	Maximum	Period end
Interest rate	Ps.	426,736	441,281	460,435	440,531
Exchange rate		87,497	133,241	179,646	171,517
Shares		3,759	4,182	4,650	3,870
Mutual funds		108,165	118,107	143,705	143,705

Banco de Occidente S.A.
Disclosure of detailed information about financial instruments [line items]
Disclosure of VaR calculation relating to each of the risk factors

Maximum, Minimum and Average VaR Values
December 31, 2023
		Minimum	Average	Maximum	Period end
Interest rate	Ps.	179,858	205,998	251,416	217,031
Exchange rate		717	3,662	11,894	717
Mutual funds		569	15,259	85,455	607

Maximum, Minimum and Average VaR Values
December 31, 2022
		Minimum	Average	Maximum	Period end
Interest rate	Ps.	173,355	196,810	243,326	173,355
Exchange rate		99	3,354	15,681	15,681
Mutual funds		75,869	80,639	83,479	83,479

Banco Popular S.A.
Disclosure of detailed information about financial instruments [line items]
Disclosure of VaR calculation relating to each of the risk factors

Maximum, Minimum and Average VaR Values
December 31, 2023
		Minimum	Average	Maximum	Period end
Interest rate	Ps.	82,783	114,642	299,985	299,985
Exchange rate		5,050	6,783	7,759	7,221
Shares		148	687	6,586	6,586
Mutual funds		7,255	16,714	22,926	22,926

Maximum, Minimum and Average VaR Values
December 31, 2022
		Minimum	Average	Maximum	Period end
Interest rate	Ps.	121,194	130,739	144,932	121,194
Exchange rate		4,290	5,618	6,711	5,796
Shares		140	143	148	147
Mutual funds		12,209	15,952	20,548	20,548

Banco Comercial AV Villas S.A.
Disclosure of detailed information about financial instruments [line items]
Disclosure of VaR calculation relating to each of the risk factors

Maximum, Minimum and Average VaR Values
December 31, 2023
		Minimum	Average	Maximum	Period end
Interest rate	Ps.	46,209	65,592	86,967	46,209
Exchange rate		1	46	153	10
Mutual funds		221	6,930	14,175	785

Maximum, Minimum and Average VaR Values
December 31, 2022
		Minimum	Average	Maximum	Period end
Interest rate	Ps.	82,312	99,727	120,545	84,749
Exchange rate		9	48	106	98
Mutual funds		158	2,090	11,864	11,864

Corficolombiana S.A
Disclosure of detailed information about financial instruments [line items]
Disclosure of VaR calculation relating to each of the risk factors

Maximum, Minimum and Average VaR Values
December 31, 2023
		Minimum	Average	Maximum	Period end
Interest rate	Ps.	190,139	209,769	227,913	221,409
Exchange rate		4,381	16,757	24,799	4,381
Shares		7,086	7,501	8,007	7,221
Mutual funds		7,057	8,187	9,856	7,057

Maximum, Minimum and Average VaR Values
December 31, 2022
		Minimum	Average	Maximum	Period end
Interest rate	Ps.	148,170	172,466	185,935	160,195
Exchange rate		3,828	15,882	40,422	23,090
Shares		6,017	9,308	13,350	6,557
Mutual funds		692	1,087	1,609	692

Sociedad Administradora de Fondos de Pensiones y Cesantias Porvenir S.A.
Disclosure of detailed information about financial instruments [line items]
Disclosure of VaR calculation relating to each of the risk factors

Maximum, Minimum and Average VaR Values
December 31, 2023
		Minimum	Average	Maximum	Period end
Interest rate	Ps.	12,190	24,500	38,914	18,822
Exchange rate		115	978	2,900	597
Shares		1,710	2,347	3,091	1,973
Mutual funds		457	2,650	5,829	3,094

Maximum, Minimum and Average VaR Values
December 31, 2022
		Minimum	Average	Maximum	Period end
Interest rate	Ps.	25,698	40,927	61,686	29,363
Exchange rate		93	577	1,682	976
Shares		1,404	2,579	3,379	2,541
Mutual funds		788	5,504	15,922	788

Financial assets at fair value through profit or loss, classified as held for trading, category, International Financial Reporting Standards 9 [member]
Disclosure of detailed information about financial instruments [line items]
Disclosure of credit worthiness

	December 31, 2023		December 31, 2022
Investment grade
Sovereign (*)	Ps.	5,764,699	Ps.	2,721,755
Other public entities (**)		18,886		12,202
Corporate		3,412		112
Financial entities		349,273		178,584
Total investment grade	Ps.	6,136,270	Ps.	2,912,653
Speculative grade
Sovereign (*)	Ps.	62,213	Ps.	157,246
Other public entities (**)		136,851		181,948
Corporate		42,581		33,880
Financial entities		735,187		473,223
Multilaterals		—		1,873
Total Speculative grade	Ps.	976,832	Ps.	848,170
Without grade or not available
Corporate	Ps.	278	Ps.	64
Total without grade or not available	Ps.	278	Ps.	64
	Ps.	7,113,380	Ps.	3,760,887

(*)    A sovereign credit rating considers the risk of Treasury issuer or similar agency (government debt portfolio).

(**)   Corresponds to operations with government entities, including public administrations in general including regional and local governments.

Disclosure of balance of financial assets in investments debt securities

	December 31,		December 31,
	2023		2022
In Colombian Pesos
Securities issued or secured by Colombian Government	Ps.	5,732,620	Ps.	2,743,473
Securities issued or secured by other Colombian Government entities		155,737		194,150
Securities issued or secured by other financial entities		902,652		607,368
Securities issued or secured by non-financial sector entities		2,994		11,349
Others		20,585		24,515
Total In Colombian Pesos	Ps.	6,814,588	Ps.	3,580,855

In foreign currency
Securities issued or secured by Colombian Government	Ps.	62,212	Ps.	77,928
Securities issued or secured by foreign Governments		32,079		57,600
Securities issued or secured by other financial entities		181,809		44,439
Securities issued or secured by non-financial sector entities		3,412		—
Others		19,280		65
Total In foreign currency	Ps.	298,792	Ps.	180,032
Total trading debt securities	Ps.	7,113,380	Ps.	3,760,887

Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member]
Disclosure of detailed information about financial instruments [line items]
Disclosure of credit worthiness

	December 31, 2023		December 31, 2022
Speculative grade
Corporate	Ps.	1,889	Ps.	1,378
Total Speculative grade	Ps.	1,889	Ps.	1,378

Disclosure of balance of financial assets in investments debt securities

	December 31,		December 31,
	2023		2022
In Colombian Pesos
Others	Ps.	1,889	Ps.	1,378
Total debt securities mandatorily at FVTPL	Ps.	1,889	Ps.	1,378

Financial assets at amortised cost, category [member]
Disclosure of detailed information about financial instruments [line items]
Disclosure of balance of financial assets in investments debt securities

		December 31,		December 31,
In Colombian Pesos	2023		2022
Securities issued or secured by Colombian Government	Ps.	2,567,463	Ps.	2,299,618
Securities issued or secured by other Colombian Government entities		5,112,355		4,509,839
Others		36,635		38,756
Total In Colombian Pesos	Ps.	7,716,453	Ps.	6,848,213
In foreign currency
Securities issued or secured by foreign Governments	Ps.	26,515	Ps.	33,453
Securities issued or secured by other financial entities		2,082,993		2,618,656
Securities issued or secured by non-financial sector entities		143,410		237,537
Others		27,190		33,633
Total in foreign currency	Ps.	2,280,108	Ps.	2,923,279
Total investments in debt securities at amortized cost	Ps.	9,996,561	Ps.	9,771,492

Financial assets measured at fair value through other comprehensive income, category [member]
Disclosure of detailed information about financial instruments [line items]
Disclosure of credit worthiness

	December 31, 2023
	Stage 1		Stage 2		Stage 3		Total
Investment grade
Sovereign (*)	Ps.	16,879,453	Ps.	—	Ps.	—	Ps.	16,879,453
Other public entities (**)		123,996		—		—		123,996
Central banks		145,489		—		—		145,489
Corporate		93,637		—		—		93,637
Financial entities		1,085,737		—		—		1,085,737
Multilaterals		330,748		—		—		330,748
Total investment grade	Ps.	18,659,060	Ps.	—	Ps.	—	Ps.	18,659,060
Speculative grade
Sovereign (*)	Ps.	2,418,378	Ps.	—	Ps.	—	Ps.	2,418,378
Other public entities (**)		739,792		—		—		739,792
Corporate		273,144		—		—		273,144
Financial entities		1,056,910		—		—		1,056,910
Multilaterals		3,549		—		—		3,549
Total speculative grade	Ps.	4,491,773	Ps.	—	Ps.	—	Ps.	4,491,773
Without Grade or Not available
Corporate	Ps.	175,943	Ps.	—	Ps.	—	Ps.	175,943
Total Without Grade or Not available	Ps.	175,943	Ps.	—	Ps.	—	Ps.	175,943
	Ps.	23,326,776	Ps.	—	Ps.	—	Ps.	23,326,776

(*)    Sovereign credit rating is considered as the risk of the Treasury issuer or a similar agency (government debt portfolio).

(**)   Corresponds to operations with government entities; including public administrations in general (includes regional and local governments).

	December 31, 2022
		Stage 1		Stage 2		Stage 3		Total
Investment grade
Sovereign (*)	Ps.	16,247,220	Ps.	—	Ps.	—	Ps.	16,247,220
Other public entities (**)		109,246		—		—		109,246
Central banks		194,098		—		—		194,098
Corporate		124,587		—		—		124,587
Financial entities		840,545		—		—		840,545
Multilaterals		477,890		—		—		477,890
Total investment grade	Ps.	17,993,586	Ps.	—	Ps.	—	Ps.	17,993,586
Speculative grade
Sovereign (*)	Ps.	2,702,107	Ps.	—	Ps.	—	Ps.	2,702,107
Other public entities (**)		680,002		—		—		680,002
Corporate		245,734		—		—		245,734
Financial entities		782,359		—		—		782,359
Multilaterals		25,062		—		—		25,062
Total speculative grade	Ps.	4,435,264	Ps.	—	Ps.	—	Ps.	4,435,264
Without Grade or Not available
Financial entities		32,955		—		—		32,955
Total Without Grade or Not available	Ps.	32,955	Ps.	—	Ps.	—	Ps.	32,955
	Ps.	22,461,805	Ps.	—	Ps.	—	Ps.	22,461,805

(*)    Sovereign credit rating is considered as the risk of the Treasury issuer or a similar agency (government debt portfolio).

(**)   Corresponds to operations with government entities; including public administrations in general (includes regional and local governments).

Loan commitments and financial guarantee contracts [member]
Disclosure of detailed information about financial instruments [line items]
Disclosure of reconciliations of loan allowance

			Stage 2
			Lifetime		Stage 3
	Stage 1		ECL not		Lifetime
	12-month		credit-		ECL credit-
	ECL		impaired		impaired		Total
Loss allowance as of January 1, 2021	Ps.	57,226	Ps.	8,679	Ps.	1,488	Ps.	67,393
Transfers:
Transfer from stage 1 to stage 2		(1,260)		1,260		—		—
Transfer from stage 1 to stage 3		(132)		—		132		—
Transfer from stage 2 to stage 3		—		(169)		169		—
Transfer from stage 3 to stage 2		—		36		(36)		—
Transfer from stage 2 to stage 1		4,585		(4,585)		—		—
Transfer from stage 3 to stage 1		84		—		(84)		—
Net remeasurement of loss allowance		(26,378)		830		(4,755)		(30,303)
New loan commitments and financial guarantees issued		12,057		4,025		4,924		21,006
FX and other movements		(264)		—		1		(263)
Discontinued operations (1)		(290)		(8)		4,138		3,840
Reclassification BAC (1) (2)		288		29		51		368
Loss allowance as of December 31, 2021	Ps.	45,916	Ps.	10,097	Ps.	6,028	Ps.	62,041
Transfers:
Transfer from stage 1 to stage 2		(558)		558		—		—
Transfer from stage 1 to stage 3		(57)		—		57		—
Transfer from stage 2 to stage 3		—		(211)		211		—
Transfer from stage 3 to stage 2		—		34		(34)		—
Transfer from stage 2 to stage 1		3,379		(3,379)		—		—
Transfer from stage 3 to stage 1		289		—		(289)		—
Net remeasurement of loss allowance		(7,419)		(2,264)		(1,218)		(10,901)
New loan commitments and financial guarantees issued		17,204		1,826		(41)		18,989
FX and other movements		202		1		—		203
Discontinued operations (1)		(45)		(63)		(133)		(241)
Loss of control in subsidiary (1)		(751)		(138)		(4,292)		(5,181)
Loss allowance as of December 31, 2022	Ps.	58,160	Ps.	6,461	Ps.	289	Ps.	64,910
Transfers:
Transfer from stage 1 to stage 2		(1,690)		1,690		—		—
Transfer from stage 1 to stage 3		(218)		—		218		—
Transfer from stage 2 to stage 3		—		(329)		329		—
Transfer from stage 3 to stage 2		—		4		(4)		—
Transfer from stage 2 to stage 1		1,105		(1,105)		—		—
Transfer from stage 3 to stage 1		29		—		(29)		—
Net remeasurement of loss allowance		(14,124)		(769)		211		(14,682)
New loan commitments and financial guarantees issued		18,693		1,732		(65)		20,360
FX and other movements		(318)		(2)		—		(320)
Loss allowance as of December 31, 2023	Ps.	61,637	Ps.	7,682	Ps.	949	Ps.	70,268

(1) See note 1.1 “Discontinued operations of BAC Holding”

(2) Correspond to reclassification for comparability of the movements of BAC Holding consider the deconsolidation of this entity during year 2022.

Loan portfolio [member]
Disclosure of detailed information about financial instruments [line items]
Disclosure of reconciliations of loan allowance

			Stage 2
			Lifetime		Stage 3
	Stage 1		ECL not		Lifetime
	12-month		credit-		ECL credit-
	ECL		impaired		impaired		Total
Loss allowance as of January 1, 2021	Ps.	1,760,076	Ps.	3,039,056	Ps.	6,106,039	Ps.	10,905,171
Transfers:
Transfer from stage 1 to stage 2		(202,725)		202,725		—		—
Transfer from stage 1 to stage 3		(61,953)		—		61,953		—
Transfer from stage 2 to stage 3		—		(811,072)		811,072		—
Transfer from stage 3 to stage 2		—		151,978		(151,978)		—
Transfer from stage 2 to stage 1		207,626		(207,626)		—		—
Transfer from stage 3 to stage 1		45,635		—		(45,635)		—
Net remeasurement of loss allowance (6)		(529,125)		560,032		2,616,359		2,647,266
New financial assets originated or purchased		926,752		274,290		510,673		1,711,715
Financial assets that have been derecognized		(441,892)		(335,489)		(409,840)		(1,187,221)
Unwind of discount (3)		—		1		440,451		440,452
FX and other movements		5,140		14,524		9,488		29,152

			Stage 2
			Lifetime		Stage 3
	Stage 1		ECL not		Lifetime
	12-month		credit-		ECL credit-
	ECL		impaired		impaired		Total
Discontinued operations (1)		(274,758)		583,619		990,241		1,299,102
Reclassification BAC (1) (2)		461,534		(570,239)		(915,249)		(1,023,954)
Write-offs		(71,864)		(198,682)		(3,275,525)		(3,546,071)
Loss allowance as of December 31, 2021	Ps.	1,824,446	Ps.	2,703,117	Ps.	6,748,049	Ps.	11,275,612
Transfers:
Transfer from stage 1 to stage 2		(183,333)		183,333		—		—
Transfer from stage 1 to stage 3		(105,447)		—		105,447		—
Transfer from stage 2 to stage 3		—		(625,769)		625,769		—
Transfer from stage 3 to stage 2		—		165,584		(165,584)		—
Transfer from stage 2 to stage 1		377,758		(377,758)		—		—
Transfer from stage 3 to stage 1		98,057		—		(98,057)		—
Net remeasurement of loss allowance (5)		(184,532)		695,126		2,404,266		2,914,860
New financial assets originated or purchased		902,226		316,329		595,011		1,813,566
Financial assets that have been derecognized		(462,600)		(269,020)		(895,971)		(1,627,591)
Unwind of discount (3)		—		28		550,935		550,963
FX and other movements		3,449		28,302		26,477		58,228
Discontinued operations (1)		(3,843)		14,798		253,502		264,457
Loss of control in subsidiary (1)		(640,049)		(1,003,291)		(1,197,326)		(2,840,666)
Write-offs		(131,245)		(404,857)		(2,675,813)		(3,211,915)
Loss allowance as of December 31, 2022	Ps.	1,494,887	Ps.	1,425,922	Ps.	6,276,705	Ps.	9,197,514
Transfers:
Transfer from stage 1 to stage 2		(332,307)		332,307		—		—
Transfer from stage 1 to stage 3		(450,063)		—		450,063		—
Transfer from stage 2 to stage 3		—		(1,180,705)		1,180,705		—
Transfer from stage 3 to stage 2		—		309,622		(309,622)		—
Transfer from stage 2 to stage 1		479,360		(479,360)		—		—
Transfer from stage 3 to stage 1		113,974		—		(113,974)		—
Net remeasurement of loss allowance (4)		327,913		1,284,696		2,815,219		4,427,828
New financial assets originated or purchased		809,886		307,919		693,438		1,811,243
Financial assets that have been derecognized		(501,840)		(157,015)		(854,806)		(1,513,661)
Sales of portfolio (7)		(2,369)		(1,809)		(357,202)		(361,380)
Unwind of discount (3)		12		62		724,674		724,748
FX and other movements		(13,826)		(16,568)		(43,684)		(74,078)
Write-offs		(114,019)		(540,280)		(3,522,200)		(4,176,499)
Loss allowance as of December 31, 2023	Ps.	1,811,608	Ps.	1,284,791	Ps.	6,939,316	Ps.	10,035,715

(1)    See note 1.1 “Discontinued operations of BAC Holding”

(2)    Correspond to reclassification for comparability of the movements of BAC Holding consider the deconsolidation of this entity during year 2022.

(3)	The unwind of discount on Stage 3 financial assets is reported within "interest income" so that interest income is recognized on the amortized cost (after deducting the ECL allowance)
(4)

This amount includes impact of the measurement of ECL due to changes made in PDs/LGDs/EADs and changes made to model assumptions and methodologies from the opening to the closing balance. The following table shows the impact by stage estimated using all parameters as of December 31, 2023 versus parameters as of 2022 and the loan portfolio as of 2023.

December 31, 2023
		Stage 2		Stage 3
Stage 1		Lifetime ECL not		Lifetime ECL
12-month ECL		credit-impaired		credit-impaired		Total
Ps.	66,298	Ps.	35,139	Ps.	(6,894)	Ps.	94,543

(5)      This amount includes impact of the measurement of ECL due to changes made in PDs/LGDs/EADs and changes made to model assumptions         and methodologies from the opening to the closing balance. The following table shows the impact by stage estimated using all parameters as of December 31, 2022 versus parameters as of December 31,2021 and the loan portfolio as of December 31, 2022.

December 31, 2022
		Stage 2		Stage 3
Stage 1		Lifetime ECL not		Lifetime ECL
12-month ECL		credit-impaired		credit-impaired		Total
Ps.	(171,007)	Ps.	42	Ps.	73,226	Ps.	(97,739)

(6)       This amount includes impact of the measurement of ECL due to changes made in PDs/LGDs/EADs and changes made to model assumptions         and methodologies from the opening to the closing balance. The following table shows the impact by stage estimated using all parameters as of December 31, 2021 versus parameters as of December 31,2020 and the loan portfolio as of December 31, 2021.

December 31, 2021
		Stage 2		Stage 3
Stage 1		Lifetime ECL not		Lifetime ECL
12-month ECL		credit-impaired		credit-impaired		Total
Ps.	(73,359)	Ps.	588,507	Ps.	139,586	Ps.	654,734
(7)	Sale of loan portfolio corresponds mainly to sale of impaired portfolio.

Disclosure of reconciliations of gross carrying amount

			Stage 2
			Lifetime		Stage 3
	Stage 1		ECL not		Lifetime
	12-month		credit-		ECL credit-
	ECL		impaired		impaired		Total
Total portfolio as of January 1, 2021	Ps.	167,489,648	Ps.	26,588,199	Ps.	12,369,318	Ps.	206,447,165
Transfers:
Transfer from stage 1 to stage 2		(10,995,706)		10,995,706		—		—
Transfer from stage 1 to stage 3		(1,463,566)		—		1,463,566		—
Transfer from stage 2 to stage 3		—		(3,879,203)		3,879,203		—
Transfer from stage 2 to stage 1		5,474,571		(5,474,571)		—		—
Transfer from stage 3 to stage 2		—		809,475		(809,475)		—
Transfer from stage 3 to stage 1		333,523		—		(333,523)		—
New financial assets originated or purchased		112,304,857		3,354,034		1,387,110		117,046,001
Financial assets that have been paid		(97,996,142)		(5,649,252)		(3,708,436)		(107,353,830)
Net remeasurement of amortized cost and other receivables		(2,094,986)		723		2,228,841		134,578
Write-offs		(71,864)		(198,682)		(3,275,525)		(3,546,071)
Discontinued operations (1)		5,034,757		866,278		308,754		6,209,789
Reclassification BAC (1) (2)		9,531,734		(1,103,917)		130,807		8,558,624
FX and other movements		3,272,295		589,783		215,103		4,077,181
Total portfolio as of December 31, 2021	Ps.	190,819,121	Ps.	26,898,573	Ps.	13,855,743	Ps.	231,573,437
Transfers:
Transfer from stage 1 to stage 2		(8,276,152)		8,276,152		—		—
Transfer from stage 1 to stage 3		(1,659,371)		—		1,659,371		—
Transfer from stage 2 to stage 3		—		(2,939,477)		2,939,477		—
Transfer from stage 2 to stage 1		8,288,205		(8,288,205)		—		—
Transfer from stage 3 to stage 2		—		646,995		(646,995)		—
Transfer from stage 3 to stage 1		367,294		—		(367,294)		—
New financial assets originated or purchased		138,932,725		2,450,770		1,294,360		142,677,855
Financial assets that have been paid		(104,212,015)		(6,284,621)		(4,053,745)		(114,550,381)
Net remeasurement of amortized cost and other receivables		(1,008,007)		213,598		2,341,971		1,547,562
Write-offs		(131,245)		(404,857)		(2,675,813)		(3,211,915)
Discontinued operations (1)		4,985,907		(1,228,725)		(2,082,045)		1,675,137
Loss of control in subsidiary (1)		(68,298,203)		(8,288,834)		(847,564)		(77,434,601)
FX and other movements		5,097,764		723,539		214,964		6,036,267

			Stage 2
			Lifetime		Stage 3
	Stage 1		ECL not		Lifetime
	12-month		credit-		ECL credit-
	ECL		impaired		impaired		Total
Total portfolio as of December 31, 2022	Ps.	164,906,023	Ps.	11,774,908	Ps.	11,632,430	Ps.	188,313,361
Transfers:
Transfer from stage 1 to stage 2		(10,951,993)		10,951,993		—		—
Transfer from stage 1 to stage 3		(2,059,976)		—		2,059,976		—
Transfer from stage 2 to stage 3		—		(3,372,104)		3,372,104		—
Transfer from stage 2 to stage 1		9,137,025		(9,137,025)		—		—
Transfer from stage 3 to stage 2		—		865,781		(865,781)		—
Transfer from stage 3 to stage 1		509,414		11,192		(520,606)		—
New financial assets originated or purchased		111,919,244		2,583,927		8,250,075		122,753,246
Financial assets that have been paid		(103,065,373)		(3,798,676)		(7,734,476)		(114,598,525)
Net remeasurement of amortized cost and other receivables		841,002		164,973		784,473		1,790,448
Write-offs		(114,019)		(540,280)		(3,522,200)		(4,176,499)
Sale of loan portfolio-loss allowance (3)		(2,369)		(1,809)		(357,202)		(361,380)
Sale of loan portfolio-cash (3)		—		(694)		(112,766)		(113,460)
Gain or loss on sale portfolio (3)		—		(59)		3,390		3,331
FX and other movements		(6,594,417)		(388,080)		(424,255)		(7,406,752)
Total portfolio as of December 31, 2023	Ps.	164,524,561	Ps.	9,114,047	Ps.	12,565,162	Ps.	186,203,770

(1) See note 1.1 “Discontinued operations of BAC Holding”

(2) Correspond to reclassification for comparability of the movements of BAC Holding consider the deconsolidation of this entity during year 2022.

(3) Sale of loan portfolio corresponds mainly to sale of impaired portfolio and/ or with an increase in credit risk.

Commercial lending portfolio [member]
Disclosure of detailed information about financial instruments [line items]
Disclosure of reconciliations of loan allowance

			Stage 2
			Lifetime		Stage 3
	Stage 1		ECL not		Lifetime
	12-month		credit-		ECL credit-
	ECL		impaired		impaired		Total
Loss allowance as of January 1, 2021	Ps.	656,830	Ps.	805,097	Ps.	3,818,479	Ps.	5,280,406
Transfers:
Transfer from stage 1 to stage 2		(46,649)		46,649		—		—
Transfer from stage 1 to stage 3		(8,714)		—		8,714		—
Transfer from stage 2 to stage 3		—		(210,321)		210,321		—
Transfer from stage 3 to stage 2		—		48,748		(48,748)		—
Transfer from stage 2 to stage 1		64,201		(64,201)		—		—
Transfer from stage 3 to stage 1		20,081		—		(20,081)		—
Net remeasurement of loss allowance (6)		(274,271)		275,616		1,050,553		1,051,898
New financial assets originated or purchased		403,839		137,181		280,899		821,919
Financial assets that have been derecognized		(196,873)		(105,018)		(347,386)		(649,277)
Unwind of discount (3)		—		—		291,393		291,393
FX and other movements		5,283		3,020		6,543		14,846
Discontinued operations (1)		(22,433)		99,910		166,165		243,642
Reclassification BAC (1) (2)		58,788		(24,946)		(148,509)		(114,667)
Write-offs		(4,427)		(4,913)		(1,076,075)		(1,085,415)
Loss allowance as of December 31, 2021	Ps.	655,655	Ps.	1,006,822	Ps.	4,192,268	Ps.	5,854,745
Transfers:
Transfer from stage 1 to stage 2		(33,511)		33,511		—		—
Transfer from stage 1 to stage 3		(33,401)		—		33,401		—
Transfer from stage 2 to stage 3		—		(88,123)		88,123		—
Transfer from stage 3 to stage 2		—		61,402		(61,402)		—
Transfer from stage 2 to stage 1		93,285		(93,285)		—		—
Transfer from stage 3 to stage 1		26,793		—		(26,793)		—
Net remeasurement of loss allowance (5)		(124,267)		(192,441)		1,129,665		812,957
New financial assets originated or purchased		392,719		137,383		317,361		847,463
Financial assets that have been derecognized		(213,019)		(109,718)		(714,900)		(1,037,637)
Unwind of discount (3)		—		14		405,090		405,104
FX and other movements		10,954		9,586		21,774		42,314
Discontinued operations (1)		12,101		(2,612)		3,496		12,985
Loss of control in subsidiary (1)		(185,786)		(244,715)		(268,521)		(699,022)
Write-offs		(2,985)		(2,622)		(740,556)		(746,163)
Loss allowance as of December 31, 2022	Ps.	598,538	Ps.	515,202	Ps.	4,379,006	Ps.	5,492,746
Transfers:
Transfer from stage 1 to stage 2		(44,743)		44,743		—		—
Transfer from stage 1 to stage 3		(18,381)		—		18,381		—
Transfer from stage 2 to stage 3		—		(130,514)		130,514		—
Transfer from stage 3 to stage 2		—		40,868		(40,868)		—
Transfer from stage 2 to stage 1		150,216		(150,216)		—		—
Transfer from stage 3 to stage 1		31,836		—		(31,836)		—
Net remeasurement of loss allowance (4)		(148,865)		(99,159)		678,828		430,804
New financial assets originated or purchased		320,101		61,148		155,464		536,713
Financial assets that have been derecognized		(262,000)		(51,476)		(450,980)		(764,456)
Sales of portfolio		—		—		(194,305)		(194,305)
Unwind of discount (3)		—		16		517,513		517,529
FX and other movements		(10,958)		(9,657)		(35,823)		(56,438)
Write-offs		(3,303)		(2,131)		(662,559)		(667,993)
Loss allowance as of December 31, 2023	Ps.	612,441	Ps.	218,824	Ps.	4,463,335	Ps.	5,294,600

(1)    See note 1.1 “Discontinued operations of BAC Holding”

(2)    Correspond to reclassification for comparability of the movements of BAC Holding consider the deconsolidation of this entity during year 2022.

(3)	The unwind of discount on Stage 3 financial assets is reported within "interest income" so that interest income is recognized on the amortized cost (after deducting the ECL allowance)
(4)

This amount includes impact of the measurement of ECL due to changes made in PDs/LGDs/EADs and changes made to model assumptions and methodologies from the opening to the closing balance. The following table shows the impact by stage estimated using all parameters as of December 31, 2023 versus parameters as of 2022 and the loan portfolio as of 2023.

December 31, 2023
		Stage 2		Stage 3
Stage 1		Lifetime ECL not		Lifetime ECL
12-month ECL		credit-impaired		credit-impaired		Total
Ps.	3,952	Ps.	(20,629)	Ps.	2,916	Ps.	(13,761)

(5)        This amount includes impact of the measurement of ECL due to changes made in PDs/LGDs/EADs and changes made to model assumptions and methodologies from the opening to the closing balance. The following table shows the impact by stage estimated using all parameters as of December 31, 2022 versus parameters as of December 31,2021 and the loan portfolio as of December 31, 2022.

December 31, 2022
		Stage 2		Stage 3
Stage 1		Lifetime ECL not		Lifetime ECL
12-month ECL		credit-impaired		credit-impaired		Total
Ps.	(51,598)	Ps.	54,452	Ps.	83,149	Ps.	86,003

(6)        This amount includes impact of the measurement of ECL due to changes made in PDs/LGDs/EADs and changes made to model assumptions and methodologies from the opening to the closing balance. The following table shows the impact by stage estimated using all parameters as of December 31, 2021 versus parameters as of December 31,2020 and the loan portfolio as of December 31, 2021.

December 31, 2021
		Stage 2		Stage 3
Stage 1		Lifetime ECL not		Lifetime ECL
12-month ECL		credit-impaired		credit-impaired		Total
Ps.	26,567	Ps.	539,703	Ps.	85,264	Ps.	651,534

Disclosure of reconciliations of gross carrying amount

			Stage 2
			Lifetime		Stage 3
	Stage 1		ECL not		Lifetime
	12-month		credit-		ECL credit-
	ECL		impaired		impaired		Total
Total portfolio as of January 1, 2021	Ps.	92,626,136	Ps.	9,843,700	Ps.	8,517,102	Ps.	110,986,938
Transfers:
Transfer from stage 1 to stage 2		(6,217,821)		6,217,821		—		—
Transfer from stage 1 to stage 3		(1,074,291)		—		1,074,291		—
Transfer from stage 2 to stage 3		—		(1,757,273)		1,757,273		—
Transfer from stage 2 to stage 1		2,585,939		(2,585,939)		—		—
Transfer from stage 3 to stage 2		—		499,834		(499,834)		—
Transfer from stage 3 to stage 1		189,944		—		(189,944)		—
New financial assets originated or purchased		64,413,391		1,819,955		779,974		67,013,320
Financial assets that have been paid		(60,721,302)		(2,836,505)		(2,475,498)		(66,033,305)
Net remeasurement of amortized cost and other receivables		(841,693)		(42,188)		1,210,120		326,239
Write-offs		(4,427)		(4,913)		(1,076,075)		(1,085,415)
Discontinued operations (1)		1,592,033		161,627		137,064		1,890,724
Reclassification BAC (1) (2)		5,333,890		236,162		(9,177)		5,560,875
FX and other movements		2,976,581		195,694		196,153		3,368,428
Total portfolio as of December 31, 2021	Ps.	100,858,380	Ps.	11,747,975	Ps.	9,421,449	Ps.	122,027,804
Transfers:
Transfer from stage 1 to stage 2		(3,412,530)		3,412,530		—		—
Transfer from stage 1 to stage 3		(1,183,677)		—		1,183,677		—
Transfer from stage 2 to stage 3		—		(1,259,406)		1,259,406		—
Transfer from stage 2 to stage 1		3,502,330		(3,502,330)		—		—
Transfer from stage 3 to stage 2		—		311,858		(311,858)		—
Transfer from stage 3 to stage 1		152,800		—		(152,800)		—
New financial assets originated or purchased		76,419,265		1,177,731		723,459		78,320,455
Financial assets that have been paid		(60,407,178)		(3,742,642)		(3,106,059)		(67,255,879)
Net remeasurement of amortized cost and other receivables		(180,790)		102,831		1,566,802		1,488,843
Write-offs		(2,985)		(2,622)		(740,556)		(746,163)
Discontinued operations (1)		3,560,936		71,257		(953,514)		2,678,679
Loss of control in subsidiary (1)		(33,537,080)		(2,931,541)		35,349		(36,433,272)
FX and other movements		4,188,763		286,453		219,416		4,694,632

			Stage 2
			Lifetime		Stage 3
	Stage 1		ECL not		Lifetime
	12-month		credit-		ECL credit-
	ECL		impaired		impaired		Total
Total portfolio as of December 31, 2022	Ps.	89,958,234	Ps.	5,672,094	Ps.	9,144,771	Ps.	104,775,099
Transfers:
Transfer from stage 1 to stage 2		(3,831,869)		3,831,869		—		—
Transfer from stage 1 to stage 3		(979,725)		—		979,725		—
Transfer from stage 2 to stage 3		—		(986,422)		986,422		—
Transfer from stage 2 to stage 1		4,428,540		(4,428,540)		—		—
Transfer from stage 3 to stage 2		—		327,479		(327,479)		—
Transfer from stage 3 to stage 1		216,849		—		(216,849)		—
New financial assets originated or purchased		75,428,991		924,475		1,156,101		77,509,567
Financial assets that have been paid		(66,409,339)		(1,587,486)		(3,472,586)		(71,469,411)
Net remeasurement of amortized cost and other receivables		781,835		18,893		2,285,705		3,086,433
Write-offs		(3,303)		(2,131)		(662,559)		(667,993)
Sale of loan portfolio-loss allowance		—		—		(194,305)		(194,305)
Sale of loan portfolio-cash		—		—		(78,613)		(78,613)
Gain or loss on sale portfolio		—		—		(7,415)		(7,415)
FX and other movements		(5,261,913)		(239,697)		(403,935)		(5,905,545)
Total portfolio as of December 31, 2023	Ps.	94,328,300	Ps.	3,530,534	Ps.	9,188,983	Ps.	107,047,817

(1) See note 1.1 “Discontinued operations of BAC Holding”

(2) Correspond to reclassification for comparability of the movements of BAC Holding consider the deconsolidation of this entity during year 2022.

Interbank and overnight funds [member]
Disclosure of detailed information about financial instruments [line items]
Disclosure of reconciliations of loan allowance

			Stage 2
			Lifetime		Stage 3
	Stage 1		ECL not		Lifetime
	12-month		credit-		ECL credit-
	ECL		impaired		impaired		Total
Loss allowance as of January 1, 2021	Ps.	792	Ps.	—	Ps.	59	Ps.	851
Net remeasurement of loss allowance (3)		(2,142)						(2,142)
New financial assets originated or purchased		5,670						5,670
Financial assets that have been derecognized		(1,934)				(59)		(1,993)
Write-offs		—		—		—		—
Loss allowance as of December 31, 2021	Ps.	2,386	Ps.	—	Ps.	—	Ps.	2,386
Net remeasurement of loss allowance (2)		3		—		—		3
New financial assets originated or purchased		17,244		—		—		17,244
Financial assets that have been derecognized		(18,189)		—		—		(18,189)
Loss allowance as of December 31, 2022	Ps.	1,444	Ps.	—	Ps.	—	Ps.	1,444
Transfers:
Transfer from stage 2 to stage 1		2		(2)		—		—
Net remeasurement of loss allowance (1)		(122)		2		—		(120)
New financial assets originated or purchased		1,787		—		—		1,787
Financial assets that have been derecognized		(3,089)		—		—		(3,089)
Loss allowance as of December 31, 2023	Ps.	22	Ps.	—	Ps.	—	Ps.	22
(1)

This amount includes impact of the measurement of ECL due to changes made in PDs/LGDs/EADs and changes made to model assumptions and methodologies from the opening to the closing balance. The following table shows the impact by stage estimated using all parameters as of December 31, 2023 versus parameters as of December 31,2022 and the loan portfolio as of December 31, 2023.

December 31, 2023
	Stage 2		Stage 3
Stage 1	Lifetime ECL not		Lifetime ECL
12-month ECL	credit-impaired		credit-impaired		Total
Ps. (4)	Ps.	—	Ps.	—	Ps.	(4)

(2) This amount includes impact of the measurement of ECL due to changes made in PDs/LGDs/EADs and changes made to model assumptions and methodologies from the opening to the closing balance. The following table shows the impact by stage estimated using all parameters as of December 31, 2022 versus parameters as of December 31,2021 and the loan portfolio as of December 31, 2022.

December 31, 2022
		Stage 2		Stage 3
Stage 1		Lifetime ECL not		Lifetime ECL
12-month ECL		credit-impaired		credit-impaired		Total
Ps.	(611)	Ps.	—	Ps.	—	Ps.	(611)

(3) This amount includes impact of the measurement of ECL due to changes made in PDs/LGDs/EADs and changes made to model assumptions and methodologies from the opening to the closing balance. The following table shows the impact by stage estimated using all parameters as of December 31, 2021 versus parameters as of December 31,2020 and the loan portfolio as of December 31, 2021.

December 31, 2021
		Stage 2		Stage 3
Stage 1		Lifetime ECL not		Lifetime ECL
12-month ECL		credit-impaired		credit-impaired		Total
Ps.	77	Ps.	—	Ps.	—	Ps.	77

Disclosure of reconciliations of gross carrying amount

			Stage 2
			Lifetime		Stage 3
	Stage 1		ECL not		Lifetime
	12-month		credit-		ECL credit-
	ECL		impaired		impaired		Total
Total portfolio as of January 1, 2021	Ps.	4,693,539	Ps.	—	Ps.	139	Ps.	4,693,678
New financial assets originated or purchased		1,531,771		—		—		1,531,771
Financial assets that have been paid		(2,671,104)		—		—		(2,671,104)
Net remeasurement of amortized cost and other receivables		16,676		—		(139)		16,537
Discontinued operations (1)		1,529		—		—		1,529
Reclassification BAC (1) (2)		(607,582)		—		—		(607,582)
FX and other movements		253,604		—		—		253,604
Total portfolio as of December 31, 2021	Ps.	3,218,433	Ps.	—	Ps.	—	Ps.	3,218,433
New financial assets originated or purchased		23,119,916		—		1		23,119,917
Financial assets that have been paid		(18,982,865)		—		—		(18,982,865)
Net remeasurement of amortized cost and other receivables		84,916		—		—		84,916
Discontinued operations (1)		249		—		—		249
Loss of control in subsidiary (1)		(1,442,427)		—		—		(1,442,427)
FX and other movements		(30,480)		—		—		(30,480)
Total portfolio as of December 31, 2022	Ps.	5,967,742	Ps.	—	Ps.	1	Ps.	5,967,743
New financial assets originated or purchased		206,661		—		—		206,661
Financial assets that have been paid		(6,003,176)		—		—		(6,003,176)
Net remeasurement of amortized cost and other receivables		(1,390)		—		(1)		(1,391)
FX and other movements		222,770		—		—		222,770
Total portfolio as of December 31, 2023	Ps.	392,607	Ps.	—	Ps.	—	Ps.	392,607

(1) See note 1.1 “Discontinued operations of BAC Holding”

(2) Correspond to reclassification for comparability of the movements of BAC Holding consider the deconsolidation of this entity during year 2022.

Loans to consumers [member]
Disclosure of detailed information about financial instruments [line items]
Disclosure of reconciliations of loan allowance

			Stage 2
			Lifetime		Stage 3
	Stage 1		ECL not		Lifetime
	12-month		credit-		ECL credit-
	ECL		impaired		impaired		Total
Loss allowance as of January 1, 2021	Ps.	1,013,071	Ps.	1,948,030	Ps.	1,977,870	Ps.	4,938,971
Transfers:
Transfer from stage 1 to stage 2		(144,734)		144,734		—		—
Transfer from stage 1 to stage 3		(51,891)		—		51,891		—
Transfer from stage 2 to stage 3		—		(545,940)		545,940		—
Transfer from stage 3 to stage 2		—		89,458		(89,458)		—
Transfer from stage 2 to stage 1		126,680		(126,680)		—		—
Transfer from stage 3 to stage 1		18,283		—		(18,283)		—
Net remeasurement of loss allowance (6)		(233,642)		222,504		1,482,010		1,470,872
New financial assets originated or purchased		493,695		131,386		222,117		847,198
Financial assets that have been derecognized		(223,040)		(211,872)		(54,758)		(489,670)
Unwind of discount (3)		—		—		121,699		121,699
FX and other movements		(27)		6,989		2,564		9,526
Reclassification BAC (1) (2)		(212,651)		450,272		747,424		985,045
Entity desconsolidation		345,830		(528,905)		(735,990)		(919,065)
Write-offs		(65,031)		(183,875)		(2,134,666)		(2,383,572)
Loss allowance as of December 31, 2021	Ps.	1,066,543	Ps.	1,396,101	Ps.	2,118,360	Ps.	4,581,004
Transfers:
Transfer from stage 1 to stage 2		(142,762)		142,762		—		—
Transfer from stage 1 to stage 3		(70,964)		—		70,964		—
Transfer from stage 2 to stage 3		—		(498,736)		498,736		—
Transfer from stage 3 to stage 2		—		92,189		(92,189)		—
Transfer from stage 2 to stage 1		211,028		(211,028)		—		—
Transfer from stage 3 to stage 1		55,658		—		(55,658)		—
Net remeasurement of loss allowance (5)		(1,000)		863,809		1,245,918		2,108,727
New financial assets originated or purchased		473,946		174,616		267,651		916,213
Financial assets that have been derecognized		(201,480)		(149,438)		(175,323)		(526,241)
Unwind of discount (3)		—		13		119,709		119,722
FX and other movements		(2,575)		9,007		3,555		9,987
Discontinued operations (1)		(9,751)		15,493		240,008		245,750
Loss of control in subsidiary (1)		(412,745)		(585,225)		(802,042)		(1,800,012)
Write-offs		(125,994)		(396,404)		(1,820,840)		(2,343,238)
Loss allowance as of December 31, 2022	Ps.	839,904	Ps.	853,159	Ps.	1,618,849	Ps.	3,311,912
Transfers:
Transfer from stage 1 to stage 2		(276,858)		276,858		—		—
Transfer from stage 1 to stage 3		(429,739)		—		429,739		—
Transfer from stage 2 to stage 3		—		(1,004,192)		1,004,192		—
Transfer from stage 3 to stage 2		—		257,854		(257,854)		—
Transfer from stage 2 to stage 1		300,775		(300,775)		—		—
Transfer from stage 3 to stage 1		71,599		—		(71,599)		—
Net remeasurement of loss allowance (4)		484,735		1,310,059		2,145,306		3,940,100
New financial assets originated or purchased		473,697		238,963		481,362		1,194,022
Financial assets that have been derecognized		(214,602)		(98,788)		(394,718)		(708,108)
Sales of portfolio		(2,369)		(1,809)		(162,897)		(167,075)
Unwind of discount (3)		—		46		183,157		183,203
FX and other movements		(3,200)		(4,786)		(5,378)		(13,364)
Write-offs		(101,945)		(533,321)		(2,797,978)		(3,433,244)
Loss allowance as of December 31, 2023	Ps.	1,141,997	Ps.	993,268	Ps.	2,172,181	Ps.	4,307,446

(1)    See note 1.1 “Discontinued operations of BAC Holding”

(2)    Correspond to reclassification for comparability of the movements of BAC Holding consider the deconsolidation of this entity during year 2022.

(3)	The unwind of discount on Stage 3 financial assets is reported within "interest income" so that interest income is recognized on the amortized cost (after deducting the ECL allowance)
(4)

This amount includes impact of the measurement of ECL due to changes made in PDs/LGDs/EADs and changes made to model assumptions and methodologies from the opening to the closing balance. The following table shows the impact by stage estimated using all parameters as of December 31, 2023 versus parameters as of 2022 and the loan portfolio as of 2023.

December 31, 2023
		Stage 2		Stage 3
Stage 1		Lifetime ECL not		Lifetime ECL
12-month ECL		credit-impaired		credit-impaired		Total
Ps.	57,239	Ps.	51,135	Ps.	(13,718)	Ps.	94,656

(5)      This amount includes impact of the measurement of ECL due to changes made in PDs/LGDs/EADs and changes made to model assumptions and methodologies from the opening to the closing balance. The following table shows the impact by stage estimated using all parameters as of December 31, 2022 versus parameters as of December 31,2021 and the loan portfolio as of December 31, 2022.

December 31, 2022
		Stage 2		Stage 3
Stage 1		Lifetime ECL not		Lifetime ECL
12-month ECL		credit-impaired		credit-impaired		Total
Ps.	(54,668)	Ps.	(37,148)	Ps.	(569)	Ps.	(92,385)

(6)      This amount includes impact of the measurement of ECL due to changes made in PDs/LGDs/EADs and changes made to model assumptions and methodologies from the opening to the closing balance. The following table shows the impact by stage estimated using all parameters as of December 31, 2021 versus parameters as of December 31,2020 and the loan portfolio as of December 31, 2021.

December 31, 2021
		Stage 2		Stage 3
Stage 1		Lifetime ECL not		Lifetime ECL
12-month ECL		credit-impaired		credit-impaired		Total
Ps.	(97,455)	Ps.	56,801	Ps.	15,669	Ps.	(24,985)

Disclosure of reconciliations of gross carrying amount

			Stage 2
			Lifetime		Stage 3
	Stage 1		ECL not		Lifetime
	12-month		credit-		ECL credit-
	ECL		impaired		impaired		Total
Total portfolio as of January 1, 2021	Ps.	51,453,521	Ps.	11,382,726	Ps.	2,999,210	Ps.	65,835,457
Transfers:
Transfer from stage 1 to stage 2		(3,955,559)		3,955,559		—		—
Transfer from stage 1 to stage 3		(363,213)		—		363,213		—
Transfer from stage 2 to stage 3		—		(1,869,405)		1,869,405		—
Transfer from stage 2 to stage 1		2,193,145		(2,193,145)		—		—
Transfer from stage 3 to stage 2		—		252,599		(252,599)		—
Transfer from stage 3 to stage 1		102,385		—		(102,385)		—
New financial assets originated or purchased		41,759,298		1,448,809		595,885		43,803,992
Financial assets that have been paid		(32,129,847)		(2,570,086)		(1,102,267)		(35,802,200)
Net remeasurement of amortized cost and other receivables		(1,170,836)		15,274		921,205		(234,357)
Write-offs		(65,031)		(183,875)		(2,134,666)		(2,383,572)
Discontinued operations (1)		2,732,637		506,255		133,900		3,372,792
Reclassification BAC (1) (2)		3,256,691		(1,111,052)		(48,484)		2,097,155
FX and other movements		(1,451)		195,067		6,262		199,878
Total portfolio as of December 31, 2021	Ps.	63,811,740	Ps.	9,828,726	Ps.	3,248,679	Ps.	76,889,145
Transfers:
Transfer from stage 1 to stage 2		(3,939,985)		3,939,985		—		—
Transfer from stage 1 to stage 3		(456,120)		—		456,120		—
Transfer from stage 2 to stage 3		—		(1,433,947)		1,433,947		—
Transfer from stage 2 to stage 1		2,810,585		(2,810,585)		—		—
Transfer from stage 3 to stage 2		—		258,837		(258,837)		—
Transfer from stage 3 to stage 1		146,229		—		(146,229)		—
New financial assets originated or purchased		34,459,205		1,219,507		564,562		36,243,274
Financial assets that have been paid		(22,753,127)		(2,332,167)		(826,367)		(25,911,661)

			Stage 2
			Lifetime		Stage 3
	Stage 1		ECL not		Lifetime
	12-month		credit-		ECL credit-
	ECL		impaired		impaired		Total
Net remeasurement of amortized cost and other receivables		(788,200)		69,133		681,170		(37,897)
Write-offs		(125,994)		(396,404)		(1,820,840)		(2,343,238)
Discontinued operations (1)		1,156,225		(80,679)		(477,697)		597,849
Loss of control in subsidiary (1)		(22,340,862)		(3,498,287)		(882,530)		(26,721,679)
FX and other movements		549,432		164,844		(10,625)		703,651
Total portfolio as of December 31, 2022	Ps.	52,529,128	Ps.	4,928,963	Ps.	1,961,353	Ps.	59,419,444
Transfers:
Transfer from stage 1 to stage 2		(5,701,009)		5,701,009		—		—
Transfer from stage 1 to stage 3		(1,029,073)		—		1,029,073		—
Transfer from stage 2 to stage 3		—		(2,089,300)		2,089,300		—
Transfer from stage 2 to stage 1		3,616,500		(3,616,500)		—		—
Transfer from stage 3 to stage 2		—		469,333		(469,333)		—
Transfer from stage 3 to stage 1		212,519		11,192		(223,711)		—
New financial assets originated or purchased		32,474,641		1,586,439		4,957,874		39,018,954
Financial assets that have been paid		(28,331,264)		(2,095,326)		(2,091,623)		(32,518,213)
Net remeasurement of amortized cost and other receivables		20,995		126,837		(1,528,765)		(1,380,933)
Write-offs		(101,945)		(533,321)		(2,797,978)		(3,433,244)
Sale of loan portfolio-loss allowance		(2,369)		(1,809)		(162,897)		(167,075)
Sale of loan portfolio-cash		—		(694)		(34,153)		(34,847)
Gain or loss on sale portfolio		—		(59)		10,805		10,746
FX and other movements		(832,014)		(77,989)		(5,218)		(915,221)
Total portfolio as of December 31, 2023	Ps.	52,856,109	Ps.	4,408,775	Ps.	2,734,727	Ps.	59,999,611

(1) See note 1.1 “Discontinued operations of BAC Holding”

(2) Correspond to reclassification for comparability of the movements of BAC Holding consider the deconsolidation of this entity during year 2022.

Mortgage [member]
Disclosure of detailed information about financial instruments [line items]
Disclosure of reconciliations of loan allowance

			Stage 2
			Lifetime		Stage 3
	Stage 1		ECL not		Lifetime
	12-month		credit-		ECL credit-
	ECL		impaired		impaired		Total
Loss allowance as of January 1, 2021	Ps.	72,294	Ps.	225,889	Ps.	262,721	Ps.	560,904
Transfers:
Transfer from stage 1 to stage 2		(5,944)		5,944		—		—
Transfer from stage 1 to stage 3		(322)		—		322		—
Transfer from stage 2 to stage 3		—		(26,501)		26,501		—
Transfer from stage 3 to stage 2		—		10,387		(10,387)		—
Transfer from stage 2 to stage 1		14,441		(14,441)		—		—
Transfer from stage 3 to stage 1		6,819		—		(6,819)		—
Net remeasurement of loss allowance (6)		(7,201)		80,638		37,248		110,685
New financial assets originated or purchased		13,900		5,093		7,636		26,629
Financial assets that have been derecognized		(15,995)		(14,577)		(6,981)		(37,553)
Unwind of discount (3)		—		1		13,944		13,945
FX and other movements		(116)		4,515		381		4,780
Discontinued operations (1)		(39,674)		33,437		76,652		70,415
Reclassification BAC (1) (2)		56,916		(16,388)		(30,750)		9,778
Write-offs		(1,996)		(7,094)		(18,086)		(27,176)
Loss allowance as of December 31, 2021	Ps.	93,122	Ps.	286,903	Ps.	352,382	Ps.	732,407
Transfers:
Transfer from stage 1 to stage 2		(4,775)		4,775		—		—
Transfer from stage 1 to stage 3		(266)		—		266		—
Transfer from stage 2 to stage 3		—		(28,228)		28,228		—
Transfer from stage 3 to stage 2		—		10,553		(10,553)		—
Transfer from stage 2 to stage 1		70,544		(70,544)		—		—
Transfer from stage 3 to stage 1		15,267		—		(15,267)		—
Net remeasurement of loss allowance (5)		(55,643)		19,536		25,930		(10,177)
New financial assets originated or purchased		12,837		4,133		9,982		26,952
Financial assets that have been derecognized		(27,664)		(8,938)		(5,375)		(41,977)
Unwind of discount (3)		—		1		17,084		17,085
FX and other movements		(4,930)		9,709		1,148		5,927
Discontinued operations (1)		(6,193)		1,917		9,998		5,722
Loss of control in subsidiary (1)		(41,518)		(173,351)		(126,763)		(341,632)
Write-offs		(2,018)		(3,827)		(36,021)		(41,866)
Loss allowance as of December 31, 2022	Ps.	48,763	Ps.	52,639	Ps.	251,039	Ps.	352,441
Transfers:
Transfer from stage 1 to stage 2		(7,295)		7,295		—		—
Transfer from stage 1 to stage 3		(635)		—		635		—
Transfer from stage 2 to stage 3		—		(35,387)		35,387		—
Transfer from stage 3 to stage 2		—		9,526		(9,526)		—
Transfer from stage 2 to stage 1		26,638		(26,638)		—		—
Transfer from stage 3 to stage 1		10,329		—		(10,329)		—
Net remeasurement of loss allowance (4)		(14,157)		63,399		(21,731)		27,511
New financial assets originated or purchased		9,654		7,711		56,558		73,923
Financial assets that have been derecognized		(20,196)		(6,486)		(8,896)		(35,578)
Unwind of discount (3)		12		—		16,988		17,000
FX and other movements		332		(2,125)		(2,483)		(4,276)
Write-offs		(8,365)		(3,601)		(39,068)		(51,034)
Loss allowance as of December 31, 2023	Ps.	45,080	Ps.	66,333	Ps.	268,574	Ps.	379,987

(1)    See note 1.1 “Discontinued operations of BAC Holding”

(2)    Correspond to reclassification for comparability of the movements of BAC Holding consider the deconsolidation of this entity during year 2022.

(3)	The unwind of discount on Stage 3 financial assets is reported within "interest income" so that interest income is recognized on the amortized cost (after deducting the ECL allowance)
(4)

This amount includes impact of the measurement of ECL due to changes made in PDs/LGDs/EADs and changes made to model assumptions and methodologies from the opening to the closing balance. The following table shows the impact by stage estimated using all parameters as of December 31, 2023 versus parameters as of 2022 and the loan portfolio as of 2023.

December 31, 2023
		Stage 2		Stage 3
Stage 1		Lifetime ECL not		Lifetime ECL
12-month ECL		credit-impaired		credit-impaired			Total
Ps.	5,207	Ps.	4,604	Ps.	3,914	Ps.	13,725

(5)   This amount includes impact of the measurement of ECL due to changes made in PDs/LGDs/EADs and changes made to model assumptions and methodologies from the opening to the closing balance. The following table shows the impact by stage estimated using all parameters as of December 31, 2022 versus parameters as of December 31,2021 and the loan portfolio as of December 31, 2022.

December 31, 2022
		Stage 2		Stage 3
Stage 1		Lifetime ECL not		Lifetime ECL
12-month ECL		credit-impaired		credit-impaired		Total
Ps.	(63,752)	Ps.	(17,595)	Ps.	(9,268)	Ps.	(90,615)

(6)   This amount includes impact of the measurement of ECL due to changes made in PDs/LGDs/EADs and changes made to model assumptions and methodologies from the opening to the closing balance. The following table shows the impact by stage estimated using all parameters as of December 31, 2021 versus parameters as of December 31,2020 and the loan portfolio as of December 31, 2021.

December 31, 2021
		Stage 2		Stage 3
Stage 1		Lifetime ECL not		Lifetime ECL
12-month ECL		credit-impaired		credit-impaired		Total
Ps.	7,918	Ps.	(1,149)	Ps.	38,678	Ps.	45,447

Disclosure of reconciliations of gross carrying amount

			Stage 2
			Lifetime		Stage 3
	Stage 1		ECL not		Lifetime
	12-month		credit-		ECL credit-
	ECL		impaired		impaired		Total
Total portfolio as of January 1, 2021	Ps.	18,537,882	Ps.	5,217,872	Ps.	803,017	Ps.	24,558,771
Transfers:
Transfer from stage 1 to stage 2		(773,274)		773,274		—		—
Transfer from stage 1 to stage 3		(18,990)		—		18,990		—
Transfer from stage 2 to stage 3		—		(164,767)		164,767		—
Transfer from stage 2 to stage 1		657,398		(657,398)		—		—
Transfer from stage 3 to stage 2		—		47,618		(47,618)		—
Transfer from stage 3 to stage 1		39,085		—		(39,085)		—
New financial assets originated or purchased		4,417,205		85,222		6,750		4,509,177
Financial assets that have been paid		(2,315,419)		(207,019)		(105,803)		(2,628,241)
Net remeasurement of amortized cost and other receivables		(99,596)		22,411		76,779		(406)
Write-offs		(1,996)		(7,094)		(18,086)		(27,176)
Discontinued operations (1)		708,558		198,396		37,790		944,744
Reclassification BAC (1) (2)		1,548,735		(229,027)		188,468		1,508,176
FX and other movements		43,561		199,022		12,688		255,271
Total portfolio as of December 31, 2021	Ps.	22,743,149	Ps.	5,278,510	Ps.	1,098,657	Ps.	29,120,316
Transfers:
Transfer from stage 1 to stage 2		(896,435)		896,435		—		—
Transfer from stage 1 to stage 3		(13,682)		—		13,682		—
Transfer from stage 2 to stage 3		—		(219,362)		219,362		—
Transfer from stage 2 to stage 1		1,954,180		(1,954,180)		—		—
Transfer from stage 3 to stage 2		—		72,617		(72,617)		—
Transfer from stage 3 to stage 1		67,285		—		(67,285)		—
New financial assets originated or purchased		4,715,113		53,475		6,304		4,774,892
Financial assets that have been paid		(1,891,256)		(197,058)		(103,664)		(2,191,978)
Net remeasurement of amortized cost and other receivables		(130,620)		39,252		83,758		(7,610)

			Stage 2
			Lifetime		Stage 3
	Stage 1		ECL not		Lifetime
	12-month		credit-		ECL credit-
	ECL		impaired		impaired		Total
Write-offs		(2,018)		(3,827)		(36,021)		(41,866)
Discontinued operations (1)		268,497		(1,219,303)		(650,834)		(1,601,640)
Loss of control in subsidiary (1)		(10,977,834)		(1,859,006)		(383)		(12,837,223)
FX and other movements		390,049		272,242		6,173		668,464
Total portfolio as of December 31, 2022	Ps.	16,226,428	Ps.	1,159,795	Ps.	497,132	Ps.	17,883,355
Transfers:
Transfer from stage 1 to stage 2		(1,382,946)		1,382,946		—		—
Transfer from stage 1 to stage 3		(40,569)		—		40,569		—
Transfer from stage 2 to stage 3		—		(271,352)		271,352		—
Transfer from stage 2 to stage 1		1,082,759		(1,082,759)		—		—
Transfer from stage 3 to stage 2		—		66,023		(66,023)		—
Transfer from stage 3 to stage 1		79,530		—		(79,530)		—
New financial assets originated or purchased		3,594,678		71,626		2,094,419		5,760,723
Financial assets that have been paid		(2,142,766)		(109,535)		(2,147,384)		(4,399,685)
Net remeasurement of amortized cost and other receivables		35,508		18,036		48,059		101,603
Write-offs		(8,365)		(3,601)		(39,068)		(51,034)
FX and other movements		(723,260)		(70,394)		(15,102)		(808,756)
Total portfolio as of December 31, 2023	Ps.	16,720,997	Ps.	1,160,785	Ps.	604,424	Ps.	18,486,206

(1) See note 1.1 “Discontinued operations of BAC Holding”

(2) Correspond to reclassification for comparability of the movements of BAC Holding consider the deconsolidation of this entity during year 2022.

Microcredit [member]
Disclosure of detailed information about financial instruments [line items]
Disclosure of reconciliations of loan allowance

			Stage 2
			Lifetime		Stage 3
	Stage 1		ECL not		Lifetime
	12-month		credit-		ECL credit-
	ECL		impaired		impaired		Total
Loss allowance as of January 1, 2021	Ps.	17,089	Ps.	60,040	Ps.	46,910	Ps.	124,039
Transfers:
Transfer from stage 1 to stage 2		(5,398)		5,398		—		—
Transfer from stage 1 to stage 3		(1,026)		—		1,026		—
Transfer from stage 2 to stage 3		—		(28,310)		28,310		—
Transfer from stage 3 to stage 2		—		3,385		(3,385)		—
Transfer from stage 2 to stage 1		2,304		(2,304)		—		—
Transfer from stage 3 to stage 1		452		—		(452)		—
Net remeasurement of loss allowance (4)		(11,869)		(18,726)		46,548		15,953
New financial assets originated or purchased		9,648		630		21		10,299
Financial assets that have been derecognized		(4,050)		(4,022)		(656)		(8,728)
Unwind of discount (1)		—		—		13,415		13,415
Write-offs		(410)		(2,800)		(46,698)		(49,908)
Loss allowance as of December 31, 2021	Ps.	6,740	Ps.	13,291	Ps.	85,039	Ps.	105,070
Transfers:
Transfer from stage 1 to stage 2		(2,285)		2,285		—		—
Transfer from stage 1 to stage 3		(816)		—		816		—
Transfer from stage 2 to stage 3		—		(10,682)		10,682		—
Transfer from stage 3 to stage 2		—		1,440		(1,440)		—
Transfer from stage 2 to stage 1		2,901		(2,901)		—		—
Transfer from stage 3 to stage 1		339		—		(339)		—
Net remeasurement of loss allowance (3)		(3,625)		4,222		2,753		3,350
New financial assets originated or purchased		5,480		197		17		5,694
Financial assets that have been derecognized		(2,248)		(926)		(373)		(3,547)
Unwind of discount (1)		—		—		9,052		9,052
Write-offs		(248)		(2,004)		(78,396)		(80,648)
Loss allowance as of December 31, 2022	Ps.	6,238	Ps.	4,922	Ps.	27,811	Ps.	38,971
Transfers:
Transfer from stage 1 to stage 2		(3,411)		3,411		—		—
Transfer from stage 1 to stage 3		(1,308)		—		1,308		—
Transfer from stage 2 to stage 3		—		(10,612)		10,612		—
Transfer from stage 3 to stage 2		—		1,374		(1,374)		—
Transfer from stage 2 to stage 1		1,729		(1,729)		—		—
Transfer from stage 3 to stage 1		210		—		(210)		—
Net remeasurement of loss allowance (2)		6,322		10,395		12,816		29,533
New financial assets originated or purchased		4,647		97		54		4,798
Financial assets that have been derecognized		(1,953)		(265)		(212)		(2,430)
Unwind of discount (1)		—		—		7,016		7,016
Write-offs		(406)		(1,227)		(22,595)		(24,228)
Loss allowance as of December 31, 2023	Ps.	12,068	Ps.	6,366	Ps.	35,226	Ps.	53,660
(1)	The unwind of discount on Stage 3 financial assets is reported within "interest income" so that interest income is recognized on the amortized cost (after deducting the ECL allowance)
(2)

This amount includes impact of the measurement of ECL due to changes made in PDs/LGDs/EADs and changes made to model assumptions and methodologies from the opening to the closing balance. The following table shows the impact by stage estimated using all parameters as of December 31, 2023 versus parameters as of December 31,2022 and the loan portfolio as of December 31, 2023.

December 31, 2023
		Stage 2		Stage 3
Stage 1		Lifetime ECL not		Lifetime ECL
12-month ECL		credit-impaired		credit-impaired	Total
Ps.	(96)	Ps.	29	Ps. (6)	Ps.	(73)

(3)    This amount includes impact of the measurement of ECL due to changes made in PDs/LGDs/EADs and changes made to model assumptions         and methodologies from the opening to the closing balance. The following table shows the impact by stage estimated using all parameters as of    December 31, 2022 versus parameters as of December 31,2021 and the loan portfolio as of December 31, 2022.

December 31, 2022
		Stage 2		Stage 3
Stage 1		Lifetime ECL not		Lifetime ECL
12-month ECL		credit-impaired		credit-impaired		Total
Ps.	(378)	Ps.	333	Ps.	(86)	Ps.	(131)

(4)    This amount includes impact of the measurement of ECL due to changes made in PDs/LGDs/EADs and changes made to model assumptions         and methodologies from the opening to the closing balance. The following table shows the impact by stage estimated using all parameters as of    December 31, 2021 versus parameters as of December 31,2020 and the loan portfolio as of December 31, 2021.

December 31, 2021
		Stage 2		Stage 3
Stage 1		Lifetime ECL not		Lifetime ECL
12-month ECL		credit-impaired		credit-impaired		Total
Ps.	(10,466)	Ps.	(6,848)	Ps.	(25)	Ps.	(17,339)

Disclosure of reconciliations of gross carrying amount

			Stage 2
			Lifetime		Stage 3
	Stage 1		ECL not		Lifetime
	12-month		credit-		ECL credit-
	ECL		impaired		impaired		Total
Total portfolio as of January 1, 2021	Ps.	178,570	Ps.	143,901	Ps.	49,850	Ps.	372,321
Transfers:
Transfer from stage 1 to stage 2		(49,052)		49,052		—		—
Transfer from stage 1 to stage 3		(7,072)		—		7,072		—
Transfer from stage 2 to stage 3		—		(87,758)		87,758		—
Transfer from stage 2 to stage 1		38,089		(38,089)		—		—
Transfer from stage 3 to stage 2		—		9,424		(9,424)		—
Transfer from stage 3 to stage 1		2,109		—		(2,109)		—
New financial assets originated or purchased		183,192		48		4,501		187,741
Financial assets that have been paid		(158,470)		(35,642)		(24,868)		(218,980)
Net remeasurement of amortized cost and other receivables		463		5,226		20,876		26,565
Write-offs		(410)		(2,800)		(46,698)		(49,908)
Total portfolio as of December 31, 2021	Ps.	187,419	Ps.	43,362	Ps.	86,958	Ps.	317,739
Transfers:
Transfer from stage 1 to stage 2		(27,202)		27,202		—		—
Transfer from stage 1 to stage 3		(5,892)		—		5,892		—
Transfer from stage 2 to stage 3		—		(26,762)		26,762		—
Transfer from stage 2 to stage 1		21,110		(21,110)		—		—
Transfer from stage 3 to stage 2		—		3,683		(3,683)		—
Transfer from stage 3 to stage 1		980		—		(980)		—
New financial assets originated or purchased		219,226		57		34		219,317
Financial assets that have been paid		(177,589)		(12,754)		(17,655)		(207,998)
Net remeasurement of amortized cost and other receivables		6,687		2,382		10,241		19,310
Write-offs		(248)		(2,004)		(78,396)		(80,648)
Total portfolio as of December 31, 2022	Ps.	224,491	Ps.	14,056	Ps.	29,173	Ps.	267,720
Transfers:
Transfer from stage 1 to stage 2		(36,169)		36,169		—		—
Transfer from stage 1 to stage 3		(10,609)		—		10,609		—
Transfer from stage 2 to stage 3		—		(25,030)		25,030		—
Transfer from stage 2 to stage 1		9,226		(9,226)		—		—
Transfer from stage 3 to stage 2		—		2,946		(2,946)		—
Transfer from stage 3 to stage 1		516		—		(516)		—
New financial assets originated or purchased		214,273		1,387		41,681		257,341
Financial assets that have been paid		(178,828)		(6,329)		(22,883)		(208,040)
Net remeasurement of amortized cost and other receivables		4,054		1,207		(20,525)		(15,264)
Write-offs		(406)		(1,227)		(22,595)		(24,228)
Total portfolio as of December 31, 2023	Ps.	226,548	Ps.	13,953	Ps.	37,028	Ps.	277,529

Other accounts receivable, general approach
Disclosure of detailed information about financial instruments [line items]
Disclosure of reconciliations of loan allowance

			Stage 2
			Lifetime		Stage 3
	Stage 1		ECL not		Lifetime
	12-month		credit-		ECL credit-
	ECL		impaired		impaired		Total
Loss allowance as of January 1, 2021	Ps.	18,136	Ps.	13,548	Ps.	107,471	Ps.	139,155
Net remeasurement of loss allowance		2,378		2,865		41,515		46,758
FX and other movements		(49)		358		1,223		1,532
Write-offs		(1,526)		—		(20,760)		(22,286)
Loss allowance as of December 31, 2021	Ps.	18,939	Ps.	16,771	Ps.	129,449	Ps.	165,159
Net remeasurement of loss allowance		7,680		2,190		48,003		57,873
FX and other movements		1,748		1,240		177		3,165
Write-offs		(3,390)		—		(37,506)		(40,896)
Loss allowance as of December 31, 2022	Ps.	24,977	Ps.	20,201	Ps.	140,123	Ps.	185,301
Net remeasurement of loss allowance		4,389		257		46,867		51,513
FX and other movements		(1,789)		(1,270)		(2,464)		(5,523)
Write-offs		(1,612)		—		(43,397)		(45,009)
Loss allowance as of December 31, 2023	Ps.	25,965	Ps.	19,188	Ps.	141,129	Ps.	186,282

Other accounts receivable, general approach, other accounts receivables and contract assets for government and corporate customers
Disclosure of detailed information about financial instruments [line items]
Disclosure of credit worthiness

	December 31, 2023
	Stage 1		Stage 2		Stage 3		Total
Investment grade
Sovereign (*)	Ps.	13,990,298	Ps.	—	Ps.	—	Ps.	13,990,298
Corporate		—		—		1,535		1,535
Financial entities		579,701		—		—		579,701
Total investment grade	Ps.	14,569,999	Ps.	—	Ps.	1,535	Ps.	14,571,534

(*)    Sovereign credit rating is considered as the risk of the Treasury issuer or a similar agency (government debt portfolio).

	December 31, 2022
	Stage 1		Stage 2		Stage 3		Total
Investment grade
Sovereign (*)	Ps.	12,653,956	Ps.	—	Ps.	—	Ps.	12,653,956
Financial entities		577,117		—		—		577,117
Total investment grade	Ps.	13,231,073	Ps.	—	Ps.	—	Ps.	13,231,073

(*)    Sovereign credit rating is considered as the risk of the Treasury issuer or a similar agency (government debt portfolio).

Other accounts receivable, simplified approach
Disclosure of detailed information about financial instruments [line items]
Disclosure of reconciliations of loan allowance

	Loss allowance
Loss allowance as of January 1, 2021	Ps.	203,902
Reclassification BAC (1)(2)		(1,157)
Discontinued operations (1)		8,659
Provision charged to profit or loss		30,039
Recovery of partial payments from the clients		(5,157)
Write-offs		(25,951)
Exchange gains (losses) in foreign currency		7,308
Transfer from general approach to simplified approach		—
Loss allowance as of December 31, 2021	Ps.	217,643
Loss of control in subsidiary (1)		(33,024)
Discontinued operations (1)		469
Entity liquidation		(1,592)
Provision charged to profit or loss		27,519
Recovery for partial payments from the clients		(6,751)
Write-offs		(7,948)
Exchange gains (losses) in foreign currency		799
Loss allowance as of December 31, 2022	Ps.	197,115
Entity deconsolidation		(3,245)
Provision charged to profit or loss		39,750
Recovery for partial payments from the clients		(14,599)
Write-offs		(18,516)
Exchange gains (losses) in foreign currency		(1,123)
Loss allowance as of December 31, 2023	Ps.	199,382

(1) See note 1.1 “Discontinued operations of BAC Holding”

(2) Correspond to reclassification for comparability of the movements of BAC Holding consider the deconsolidation of this entity during year 2022.

Other accounts receivable at fair value through profit or loss, mandatorily measured at fair value [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member]
Disclosure of detailed information about financial instruments [line items]
Disclosure of credit worthiness
e)	Other accounts receivable at FVTPL

	December 31, 2023		December 31, 2022
Investment grade
Sovereign (*)	Ps.	3,830,916	Ps.	3,507,231
Total investment grade	Ps.	3,830,916	Ps.	3,507,231

(*)    Sovereign credit rating is considered as the risk of the Treasury issuer or a similar agency (government debt portfolio).

Debt securities [member] | Financial assets at amortised cost, category [member]
Disclosure of detailed information about financial instruments [line items]
Disclosure of credit worthiness
d)	Investments in debt securities at amortized cost

	December 31, 2023
	Stage 1		Stage 2		Stage 3		Total
Investment grade
Sovereign (*)	Ps.	2,593,978	Ps.	—	Ps.	—	Ps.	2,593,978
Financial entities		2,016,078		—		—		2,016,078
Total investment grade	Ps.	4,610,056	Ps.	—	Ps.	—	Ps.	4,610,056
Speculative grade
Other public entities (**)	Ps.	5,112,355	Ps.	—	Ps.	—	Ps.	5,112,355
Corporate		63,824		—		—		63,824
Financial Entities		5,761		—		—		5,761
Total speculative grade	Ps.	5,181,940	Ps.	—	Ps.	—	Ps.	5,181,940
Without Grade or Not available
Corporate	Ps.	83,066	Ps.	60,344	Ps.	—	Ps.	143,410
Financial Entities		61,155		—		—		61,155
Total Without Grade or Not available	Ps.	144,221	Ps.	60,344	Ps.	—	Ps.	204,565
	Ps.	9,936,217	Ps.	60,344	Ps.	—	Ps.	9,996,561

(*)    Sovereign credit rating is considered as the risk of the Treasury issuer or a similar agency (government debt portfolio).

(**)   Corresponds to operations with government entities; including public administrations in general (includes regional and local governments).

	December 31, 2022
		Stage 1		Stage 2			Stage 3		Total
Investment grade
Sovereign (*)	Ps.	2,333,070	Ps.	—		Ps.	—	Ps.	2,333,070
Financial entities		29,026		—			—		29,026
Total investment grade	Ps.	2,362,096	Ps.	—		Ps.	—	Ps.	2,362,096
Speculative grade
Other public entities (**)	Ps.	4,509,839	Ps.	—	Ps.		—	Ps.	4,509,839
Corporate		72,390		—			—		72,390
Financial entities		2,520,330		—			—		2,520,330
Total speculative grade	Ps.	7,102,559	Ps.	—		Ps.	—	Ps.	7,102,559
Without Grade or Not available
Corporate	Ps.	157,338	Ps.	80,199		Ps.	—	Ps.	237,537
Financial Entities		43,851		25,449			—		69,300
Total Without Grade or Not available	Ps.	201,189	Ps.	105,648		Ps.	—	Ps.	306,837
	Ps.	9,665,844	Ps.	105,648		Ps.	—	Ps.	9,771,492

(*)    Sovereign credit rating is considered as the risk of the Treasury issuer or a similar agency (government debt portfolio).

(**)   Corresponds to operations with government entities; including public administrations in general (includes regional and local governments).

Disclosure of reconciliations of loan allowance

			Stage 2
			Lifetime		Stage 3
	Stage 1		ECL not		Lifetime
	12-month		credit-		ECL credit-
	ECL		impaired		impaired		Total
Loss allowance balance as of January 1, 2021	Ps.	7,188	Ps.	7	Ps.	—	Ps.	7,195
Transfer from stage 1 to stage 2		(1,796)		1,796		—		—
Net remeasurement of loss allowance (4)		(2,443)		4,069		—		1,626
New financial assets originated or purchased		2,179		1,443		—		3,622
Financial assets that have been derecognized		(1,622)		—		—		(1,622)
Discontinued operations (1)		(1,087)		5		—		(1,082)
Reclassification BAC (1) (2)		(417)		(5)		—		(422)
FX and other movements		1,295		86		—		1,381
Loss allowance as of December 31, 2021	Ps.	3,297	Ps.	7,401	Ps.	—	Ps.	10,698
Net remeasurement of loss allowance (3)		19,761		547		—		20,308
New financial assets originated or purchased		2,198		—		—		2,198
Financial assets that have been derecognized		(1,015)		(1,090)		—		(2,105)
Discontinued operations (1)		(85)		—		—		(85)
Loss of control in subsidiary (1)		(503)		—		—		(503)

			Stage 2
			Lifetime		Stage 3
	Stage 1		ECL not		Lifetime
	12-month		credit-		ECL credit-
	ECL		impaired		impaired		Total
FX and other movements		4,910		1,509		—		6,419
Loss allowance as of December 31, 2022	Ps.	28,563	Ps.	8,367	Ps.	—	Ps.	36,930
Transfer from stage 2 to stage 1		1,485		(1,485)		—		—
Net remeasurement of loss allowance (3)		(14,315)		(996)		—		(15,311)
New financial assets originated or purchased		2,669		—		—		2,669
Financial assets that have been derecognized		(1,466)		—		—		(1,466)
FX and other movements		(4,323)		(1,617)		—		(5,940)
Loss allowance as of December 31, 2023	Ps.	12,613	Ps.	4,269	Ps.	—	Ps.	16,882

(1)    See note 1.1 “Discontinued operations of BAC Holding”

(2)    Correspond to reclassification for comparability of the movements of BAC Holding consider the deconsolidation of this entity during year 2022.

(3)    This amount includes impact of the measurement of ECL due to changes made in PDs/LGDs/EADs and changes made to model assumptions and methodologies from the opening to the closing balance. The following table shows the impact by stage estimated using all parameters as of December 31, 2023 versus parameters as of December 31, 2022 and the investments portfolio as of December 31, 2023.

December 31, 2023
		Stage 2		Stage 3
Stage 1		Lifetime ECL not		Lifetime ECL
12-month ECL		credit-impaired		credit-impaired		Total
Ps.	9,632	Ps.	—	Ps.	—	Ps.	9,632

(4)    This amount includes impact of the measurement of ECL due to changes made in PDs/LGDs/EADs and changes made to model assumptions and methodologies from the opening to the closing balance. The following table shows the impact by stage estimated using all parameters as of December 31, 2022 versus parameters as of December 31, 2021 and the investments portfolio as of December 31, 2022.

December 31, 2022
			Stage 2		Stage 3
	Stage 1		Lifetime ECL not		Lifetime ECL
	12-month ECL		credit-impaired		credit-impaired		Total
Ps.	(70)	Ps.	48	Ps.	—	Ps.	(22)

(5)    This amount includes impact of the measurement of ECL due to changes made in PDs/LGDs/EADs and changes made to model assumptions and methodologies from the opening to the closing balance. The following table shows the impact by stage estimated using all parameters as of December 31, 2021 versus parameters as of December 31, 2020 and the investments portfolio as of December 31, 2021.

December 31, 2021
			Stage 2		Stage 3
	Stage 1		Lifetime ECL not		Lifetime ECL
	12-month ECL		credit-impaired		credit-impaired		Total
Ps.	(225)	Ps.	—	Ps.	—	Ps.	(225)

Debt securities [member] | Financial assets at fair value through other comprehensive income, category [member]
Disclosure of detailed information about financial instruments [line items]
Disclosure of reconciliations of loan allowance

			Stage 2
			Lifetime		Stage 3
	Stage 1		ECL not		Lifetime
	12-month		credit-		ECL credit-
	ECL		impaired		impaired		Total
Loss allowance as of January 1, 2021	Ps.	96,307	Ps.	179	Ps.	—	Ps.	96,486
Net remeasurement of loss allowance (5)		(1,829)		—		—		(1,829)
New financial assets originated or purchased		7,809		—		—		7,809
Financial assets that have been derecognized		(8,948)		2		—		(8,946)
Discontinued operations (1)		16,821		(180)		—		16,641
Reclassification BAC (1) (2)		12,702		1		—		12,703
FX and other movements		1,116		(2)		—		1,114
Loss allowance balance as of December 31, 2021	Ps.	123,978	Ps.	—	Ps.	—	Ps.	123,978
Net remeasurement of loss allowance (3)		(3,217)		—		—		(3,217)
New financial assets originated or purchased		4,409		—		—		4,409
Financial assets that have been derecognized		(4,870)		—		—		(4,870)
Discontinued operations (1)		2,935		—		—		2,935
Loss of control in subsidiary (1)		(111,358)		—		—		(111,358)
FX and other movements		809		—		—		809
Loss allowance balance as of December 31, 2022	Ps.	12,686	Ps.	—	Ps.	—	Ps.	12,686
Net remeasurement of loss allowance (3)		(892)		—		—		(892)
New financial assets originated or purchased		6,470		—		—		6,470
Financial assets that have been derecognized		(4,342)		—		—		(4,342)

			Stage 2
			Lifetime		Stage 3
	Stage 1		ECL not		Lifetime
	12-month		credit-		ECL credit-
	ECL		impaired		impaired		Total
FX and other movements		(950)		—		—		(950)
Loss allowance as of December 31, 2023	Ps.	12,972	Ps.	—	Ps.	—	Ps.	12,972

(1)    See note 1.1 “Discontinued operations of BAC Holding”

(2)    Correspond to reclassification for comparability of the movements of BAC Holding consider the deconsolidation of this entity during year 2022.

(3)    This amount includes impact of the measurement of ECL due to changes made in PDs/LGDs/EADs and changes made to model assumptions and methodologies from the opening to the closing balance. The following table shows the impact by stage estimated using all parameters as of December 31, 2023 versus parameters as of December 31, 2022 and the investments portfolio as of December 31, 2023.

December 31, 2023
		Stage 2		Stage 3
Stage 1		Lifetime ECL not		Lifetime ECL
12-month ECL		credit-impaired		credit-impaired		Total
Ps.	(359)	Ps.	—	Ps.	—	Ps.	(359)

(4)    This amount includes impact of the measurement of ECL due to changes made in PDs/LGDs/EADs and changes made to model assumptions and methodologies from the opening to the closing balance. The following table shows the impact by stage estimated using all parameters as of December 31, 2022 versus parameters as of December 31, 2021 and the investments portfolio as of December 31, 2022.

December 31, 2022
			Stage 2		Stage 3
	Stage 1		Lifetime ECL not		Lifetime ECL
	12-month ECL		credit-impaired		credit-impaired		Total
Ps.	(1,056)	Ps.	—	Ps.	—	Ps.	(1,056)

(5)    This amount includes impact of the measurement of ECL due to changes made in PDs/LGDs/EADs and changes made to model assumptions and methodologies from the opening to the closing balance. The following table shows the impact by stage estimated using all parameters as of December 31, 2021 versus parameters as of December 31, 2020 and the investments portfolio as of December 31, 2021.

December 31, 2021
			Stage 2		Stage 3
	Stage 1		Lifetime ECL not		Lifetime ECL
	12-month ECL		credit-impaired		credit-impaired		Total
Ps.	(12,852)	Ps.	—	Ps.	—	Ps.	(12,852)

Debt securities [member] | Financial assets measured at fair value through other comprehensive income, category [member]
Disclosure of detailed information about financial instruments [line items]
Disclosure of balance of financial assets in investments debt securities

	December 31,		December 31,
	2023		2022
In Colombian Pesos
Securities issued or secured by Colombian Government	Ps.	14,491,881	Ps.	13,025,432
Securities issued or secured by other Colombian Government entities		325,588		278,335
Securities issued or secured by other financial entities		918,788		707,630
Securities issued or secured by non-financial sector entities		961		5,233
Others		212,635		310,160
Total In Colombian Pesos	Ps.	15,949,853	Ps.	14,326,790
In foreign currency
Securities issued or secured by Colombian Government	Ps.	2,298,912	Ps.	2,527,440
Securities issued or secured by other Colombian Government entities		538,200		510,913
Securities issued or secured by foreign Governments		2,507,038		3,396,455
Securities issued or secured by central banks		145,489		194,098
Securities issued or secured by other financial entities		1,223,859		915,274
Securities issued or secured by non-financial sector entities		213,610		48,574
Others		449,815		542,261
Total In foreign currency	Ps.	7,376,923	Ps.	8,135,015
Total debt securities at FVOCI	Ps.	23,326,776	Ps.	22,461,805

Derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Disclosure of credit worthiness

Credit worthiness	December 31, 2023		December 31, 2022
Investment grade	Ps.	1,398,093	Ps.	1,257,143
Speculative		22,274		4,165
Without grade or not available		705,862		800,951
Total	Ps.	2,126,229	Ps.	2,062,259